JPMorgan Unconstrained Debt Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 37.4%
Aerospace & Defense — 0.1%
Boeing Co. (The)
5.71%, 5/1/2040	415	409
3.85%, 11/1/2048	375	273
3.95%, 8/1/2059	435	313
Leonardo SpA (Italy) 4.88%, 3/24/2025	150	162
Rolls-Royce plc (United Kingdom)
4.63%, 2/16/2026 (a)	100	105
4.63%, 2/16/2026 (b)	110	116
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (b)	45	48
Triumph Group, Inc. 9.00%, 3/15/2028 (b)	100	101
		1,527
Automobile Components — 0.6%
Adient Global Holdings Ltd.
3.50%, 8/15/2024 (a)	44	47
7.00%, 4/15/2028 (b)	55	56
8.25%, 4/15/2031 (b)	125	125
Adler Pelzer Holding GmbH (Germany) 9.50%, 4/1/2027 (b)	206	198
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	140	133
5.88%, 6/1/2029 (b)	315	304
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	300	280
5.00%, 10/1/2029	175	142
Clarios Global LP 8.50%, 5/15/2027 (b)	410	411
Dometic Group AB (Sweden) 3.00%, 9/13/2023 (a)	200	212
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (b)	115	86
Faurecia SE (France)
3.13%, 6/15/2026 (a)	480	484
2.75%, 2/15/2027 (a)	700	672
2.38%, 6/15/2027 (a)	100	94
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	470	423
Grupo Antolin-Irausa SA (Spain) 3.50%, 4/30/2028 (b)	168	130
IHO Verwaltungs GmbH (Germany)
3.88% (Cash), 5/15/2027 (a) (c) (d)	400	379
9.50% (PIK), 5/15/2028 (b) (c)	185	200
Schaeffler AG (Germany)
2.75%, 10/12/2025 (a)	300	307
2.88%, 3/26/2027 (a)	330	334
TI Automotive Finance plc (China) 3.75%, 4/15/2029 (a)	150	127
Valeo (France) 3.25%, 1/22/2024 (a)	500	531
ZF Europe Finance BV (Germany)
2.00%, 2/23/2026 (a)	400	389
2.50%, 10/23/2027 (a)	300	279
ZF Finance GmbH (Germany) 3.75%, 9/21/2028 (a)	200	190
		6,533

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.4%
Hyundai Capital America
1.30%, 1/8/2026 (b)	430	386
3.50%, 11/2/2026 (b)	2,180	2,049
Jaguar Land Rover Automotive plc (United Kingdom)
5.88%, 11/15/2024 (a)	300	322
4.50%, 1/15/2026 (a)	250	255
Renault SA (France)
1.25%, 6/24/2025 (a)	200	199
2.00%, 9/28/2026 (a)	300	288
2.50%, 6/2/2027 (a)	600	572
Stellantis NV 3.88%, 1/5/2026 (a)	160	171
Volvo Car AB (Sweden) 2.00%, 1/24/2025 (a)	300	307
		4,549
Banks — 8.2%
ABN AMRO Bank NV (Netherlands)
(EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (e) (f) (g) (h)	400	385
4.80%, 4/18/2026 (b)	800	772
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (b) (h)	1,200	917
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (h)	2,000	1,990
5.15%, 8/18/2025	800	789
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (e) (f) (g) (h)	1,000	774
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.13%), 2.46%, 10/22/2025 (h)	6,020	5,743
(SOFR + 1.29%), 5.08%, 1/20/2027 (h)	525	521
(SOFR + 1.05%), 2.55%, 2/4/2028 (h)	2,485	2,249
(SOFR + 1.63%), 5.20%, 4/25/2029 (h)	440	438
(SOFR + 1.22%), 2.30%, 7/21/2032 (h)	399	318
(SOFR + 1.21%), 2.57%, 10/20/2032 (h)	2,700	2,192
(SOFR + 1.93%), 2.68%, 6/19/2041 (h)	740	508
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (e) (h)	430	373
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (e) (h)	2,100	1,504
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (b)	700	698
4.75%, 7/13/2027 (b)	1,245	1,225
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (h)	1,673	1,621
BPCE SA (France)
5.70%, 10/22/2023 (b)	870	864
(SOFR + 2.10%), 5.97%, 1/18/2027 (b) (h)	2,703	2,700
(SOFR + 1.09%), 2.05%, 10/19/2027 (b) (h)	300	264
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (h)	1,060	819
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024 (a) (e) (f) (g) (h)	600	624
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (f) (g) (h)	550	471
(SOFR + 0.69%), 2.01%, 1/25/2026 (h)	3,045	2,865

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (f) (g) (h)	2,521	2,099
(SOFR + 1.55%), 5.61%, 9/29/2026 (h)	1,557	1,568
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (h)	1,225	1,166
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (h)	3,220	2,996
(SOFR + 3.91%), 4.41%, 3/31/2031 (h)	2,260	2,138
(SOFR + 1.18%), 2.52%, 11/3/2032 (h)	920	742
Commerzbank AG (Germany) (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (h)	700	707
Commonwealth Bank of Australia (Australia) 3.78%, 3/14/2032 (b) (e)	240	201
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (b) (h)	1,225	1,099
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (e) (f) (g) (h)	600	558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (h)	1,720	1,604
Credit Agricole SA (France) (SOFR + 0.89%), 1.25%, 1/26/2027 (b) (h)	302	269
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (b) (h)	439	429
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (h)	1,237	1,238
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (b) (h)	701	630
Federation des Caisses Desjardins du Quebec (Canada) (SOFRINDX + 1.09%), 5.28%, 1/23/2026 (b) (h)	1,650	1,628
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (h)	1,685	1,664
(SOFR + 1.43%), 3.00%, 3/10/2026 (h)	3,000	2,849
(SOFR + 1.54%), 1.64%, 4/18/2026 (h)	300	277
(SOFR + 2.61%), 5.21%, 8/11/2028 (h)	2,565	2,528
(SOFR + 1.73%), 2.01%, 9/22/2028 (h)	2,575	2,228
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (h)	666	608
(SOFR + 2.39%), 6.25%, 3/9/2034 (h)	720	741
Intesa Sanpaolo SpA (Italy)
7.00%, 11/21/2025 (b)	256	262
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (e) (f) (g) (h)	862	887
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (b) (h)	200	151
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (h)	410	263
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (h)	440	443
KeyBank NA (SOFRINDX + 0.34%), 5.40%, 1/3/2024 (h)	1,115	1,090
Lloyds Banking Group plc (United Kingdom) 4.05%, 8/16/2023	1,385	1,380
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.53%, 9/13/2023	1,950	1,933
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (h)	2,290	2,270
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (h)	360	354
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (e) (f) (g) (h)	420	391
PNC Financial Services Group, Inc. (The) Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (f) (g) (h)	1,278	955
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (h)	940	951
(SOFR + 0.99%), 1.67%, 6/14/2027 (h)	1,400	1,213
(SOFR + 2.60%), 6.53%, 1/10/2029 (h)	2,100	2,133

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (b) (e) (f) (g) (h)	447	431
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (e) (f) (g) (h)	452	323
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (h)	490	386
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (h)	593	478
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (h)	1,365	1,398
7.37%, 1/10/2053 (b)	1,243	1,192
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (b) (h)	1,468	1,419
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (b) (h)	1,280	1,232
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (h)	700	752
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (b)	707	718
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (h)	544	507
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.75%, 7/19/2023	526	525
Svenska Handelsbanken AB (Sweden) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (e) (f) (g) (h)	600	465
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (h)	720	637
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (h)	781	839
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (h)	1,660	1,323
Wells Fargo & Co.
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (f) (g) (h)	1,420	1,244
(SOFR + 1.51%), 3.53%, 3/24/2028 (h)	1,410	1,322
(SOFR + 1.26%), 2.57%, 2/11/2031 (h)	2,420	2,043
Westpac Banking Corp. (Australia) (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (e) (h)	250	233
		93,734
Beverages — 0.3%
Anheuser-Busch InBev SA/NV (Belgium) 3.70%, 4/2/2040 (a)	600	611
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.44%, 10/6/2048	1,251	1,124
Constellation Brands, Inc.
5.00%, 2/2/2026	300	300
2.25%, 8/1/2031	1,936	1,580
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b)	50	42
		3,657
Biotechnology — 0.9%
AbbVie, Inc.
3.75%, 11/14/2023	1,410	1,399
4.05%, 11/21/2039	1,050	901
4.70%, 5/14/2045	417	375
4.25%, 11/21/2049	1,759	1,490
Amgen, Inc.
5.15%, 3/2/2028	1,130	1,139
2.45%, 2/21/2030	425	365
5.25%, 3/2/2033	3,940	3,954
Grifols Escrow Issuer SA (Spain)
3.88%, 10/15/2028 (b)	130	116

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.75%, 10/15/2028 (b)	200	169
Grifols SA (Spain)
1.63%, 2/15/2025 (a)	100	102
2.25%, 11/15/2027 (a)	610	578
		10,588
Broadline Retail — 0.1%
Amazon.com, Inc. 2.70%, 6/3/2060	350	222
ANGI Group LLC 3.88%, 8/15/2028 (b)	275	224
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	340	325
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (b)	225	129
		900
Building Products — 0.1%
Emerald Debt Merger Sub LLC
6.38%, 12/15/2030 (b)	143	152
6.63%, 12/15/2030 (b)	175	174
Griffon Corp. 5.75%, 3/1/2028	745	687
JELD-WEN, Inc. 6.25%, 5/15/2025 (b)	175	176
MIWD Holdco II LLC 5.50%, 2/1/2030 (b)	85	68
Standard Industries, Inc. 4.75%, 1/15/2028 (b)	140	128
Summit Materials LLC 5.25%, 1/15/2029 (b)	50	47
		1,432
Capital Markets — 3.2%
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	170	107
Credit Suisse Group AG (Switzerland)
4.28%, 1/9/2028 (b)	2,840	2,596
(SOFR + 5.02%), 9.02%, 11/15/2033 (b) (h)	1,455	1,726
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (h)	1,165	1,143
(SOFR + 2.26%), 3.74%, 1/7/2033 (h)	1,206	873
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 9/10/2024 (h)	2,045	2,014
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (f) (g) (h)	1,118	888
3.50%, 11/16/2026	2,084	1,975
(SOFR + 0.80%), 1.43%, 3/9/2027 (h)	2,330	2,093
(SOFR + 1.11%), 2.64%, 2/24/2028 (h)	1,270	1,151
(SOFR + 1.28%), 2.62%, 4/22/2032 (h)	3,130	2,582
(SOFR + 1.26%), 2.65%, 10/21/2032 (h)	1,525	1,249
(SOFR + 1.41%), 3.10%, 2/24/2033 (h)	2,540	2,154
Huarong Finance 2017 Co. Ltd. (China) 4.25%, 11/7/2027 (a)	880	698
Huarong Finance 2019 Co. Ltd. (China) 3.75%, 5/29/2024 (a)	520	494
Morgan Stanley
(SOFR + 0.46%), 5.54%, 1/25/2024 (h)	1,950	1,948
(SOFR + 0.95%), 6.02%, 2/18/2026 (h)	790	789
(SOFR + 0.88%), 1.59%, 5/4/2027 (h)	2,660	2,392
(SOFR + 1.61%), 4.21%, 4/20/2028 (h)	288	278
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (h)	2,210	2,063

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.73%), 5.12%, 2/1/2029 (h)	4,130	4,109
(SOFR + 1.59%), 5.16%, 4/20/2029 (h)	760	758
(SOFR + 1.14%), 2.70%, 1/22/2031 (h)	1,560	1,334
(SOFR + 1.20%), 2.51%, 10/20/2032 (h)	159	129
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (h)	405	400
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.71%, 1/12/2027 (b) (h)	1,225	1,215
		37,158
Chemicals — 0.6%
Alpek SAB de CV (Mexico) 3.25%, 2/25/2031 (a)	1,180	946
Ashland Services BV 2.00%, 1/30/2028 (a)	100	92
Avient Corp. 7.13%, 8/1/2030 (b)	20	20
CF Industries, Inc.
4.50%, 12/1/2026 (b)	835	812
4.95%, 6/1/2043	1,313	1,096
Chemours Co. (The)
4.00%, 5/15/2026	100	99
5.75%, 11/15/2028 (b)	230	202
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	156	137
Herens Midco SARL (Luxembourg) 5.25%, 5/15/2029 (b)	138	92
INEOS Finance plc (Luxembourg)
2.13%, 11/15/2025 (a)	300	301
2.88%, 5/1/2026 (a)	200	197
INEOS Quattro Finance 2 plc (United Kingdom) 2.50%, 1/15/2026 (a)	200	193
INEOS Styrolution Group GmbH (United Kingdom) 2.25%, 1/16/2027 (a)	100	93
Lune Holdings SARL (France) 5.63%, 11/15/2028 (b)	244	219
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (b)	118	106
OCP SA (Morocco) 6.88%, 4/25/2044 (a)	390	355
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	565	482
4.38%, 2/1/2032	180	144
Solvay Finance SACA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (a) (f) (g) (h)	100	107
Solvay SA (Belgium) (EUR Swap Annual 5 Year + 2.98%), 2.50%, 12/2/2025 (a) (f) (g) (h)	500	480
Synthomer plc (United Kingdom) 3.88%, 7/1/2025 (a)	100	99
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	50	39
		6,311
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	870	733
APi Group DE, Inc.
4.13%, 7/15/2029 (b)	60	52
4.75%, 10/15/2029 (b)	42	38
Brink's Co. (The) 4.63%, 10/15/2027 (b)	275	256
Elis SA (France) 2.88%, 2/15/2026 (a)	500	515
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (b)	200	179
Interface, Inc. 5.50%, 12/1/2028 (b)	90	70
Paprec Holding SA (France) 3.50%, 7/1/2028 (b)	164	157

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Q-Park Holding I BV (Netherlands) 1.50%, 3/1/2025 (a)	100	101
SPIE SA (France) 2.63%, 6/18/2026 (a)	400	405
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026 (a)	246	256
Techem Verwaltungsgesellschaft 675 mbH (Germany) 2.00%, 7/15/2025 (a)	200	203
Verisure Holding AB (Sweden)
3.88%, 7/15/2026 (a)	200	198
3.25%, 2/15/2027 (a)	350	330
Verisure Midholding AB (Sweden)
5.25%, 2/15/2029 (a)	150	136
5.25%, 2/15/2029 (b)	119	108
		3,737
Communications Equipment — 0.1%
CommScope, Inc. 6.00%, 3/1/2026 (b)	675	634
Construction & Engineering — 0.2%
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	90	81
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (b)	40	33
Heathrow Funding Ltd. (United Kingdom)
1.13%, 10/8/2030 (a)	1,400	1,229
5.88%, 5/13/2041 (a)	500	608
		1,951
Construction Materials — 0.1%
Cemex SAB de CV (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (b) (f) (g) (h)	1,054	924
Consumer Finance — 1.3%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	510	479
1.75%, 1/30/2026	1,030	922
2.45%, 10/29/2026	400	357
3.00%, 10/29/2028	1,792	1,554
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (f) (g) (h)	391	320
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024 (b)	1,995	1,930
2.88%, 2/15/2025 (b)	890	830
2.13%, 2/21/2026 (b)	100	88
4.25%, 4/15/2026 (b)	610	565
4.38%, 5/1/2026 (b)	460	425
3.25%, 2/15/2027 (b)	255	224
2.75%, 2/21/2028 (b)	95	79
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (f) (g) (h)	1,570	1,167
Ford Motor Credit Co. LLC
3.02%, 3/6/2024	310	326
2.75%, 6/14/2024	100	119
2.30%, 2/10/2025	400	373
3.25%, 9/15/2025	100	102

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
2.33%, 11/25/2025	400	399
4.39%, 1/8/2026	620	583
4.27%, 1/9/2027	1,048	962
4.95%, 5/28/2027	760	711
4.87%, 8/3/2027	183	190
3.63%, 6/17/2031	714	577
OneMain Finance Corp.
7.13%, 3/15/2026	90	86
4.00%, 9/15/2030	20	15
Volkswagen International Finance NV (Germany)
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (f) (g) (h)	100	100
(EUR Swap Annual 10 Year + 3.98%), 4.62%, 6/27/2028 (a) (f) (g) (h)	100	97
Volkswagen Leasing GmbH (Germany) 0.50%, 1/12/2029 (a)	1,400	1,218
		14,798
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc. 4.63%, 1/15/2027 (b)	300	285
Bellis Acquisition Co. plc (United Kingdom) 3.25%, 2/16/2026 (a)	200	211
Casino Guichard Perrachon SA (France) 4.50%, 3/7/2024 (a) (i)	200	47
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025 (a)	100	113
Performance Food Group, Inc. 4.25%, 8/1/2029 (b)	145	128
Rite Aid Corp.
7.50%, 7/1/2025 (b)	75	51
8.00%, 11/15/2026 (b)	215	113
US Foods, Inc. 4.75%, 2/15/2029 (b)	700	638
		1,586
Containers & Packaging — 0.4%
ARD Finance SA (Luxembourg) 5.00% (Cash), 6/30/2027 (a) (c) (d)	100	81
Ardagh Metal Packaging Finance USA LLC 2.00%, 9/1/2028 (a)	100	89
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (a)	380	361
5.25%, 8/15/2027 (b)	495	416
Ball Corp.
0.88%, 3/15/2024	300	311
1.50%, 3/15/2027	180	172
Berry Global, Inc. 1.00%, 1/15/2025 (a)	300	304
Crown European Holdings SA 3.38%, 5/15/2025 (a)	440	459
Guala Closures SpA (Italy) 3.25%, 6/15/2028 (a)	350	324
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (b)	275	272
OI European Group BV 6.25%, 5/15/2028 (b)	126	137
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (b)	485	484
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	195	172
Pro-Gest SpA (Italy) 3.25%, 12/15/2024 (a)	350	261
Silgan Holdings, Inc. 3.25%, 3/15/2025	180	188
Titan Holdings II BV (Netherlands) 5.13%, 7/15/2029 (a)	150	126
Trivium Packaging Finance BV (Netherlands) 3.75%, 8/15/2026 (a) (i)	300	292
		4,449

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Distributors — 0.0% ^
Parts Europe SA (France) 6.50%, 7/16/2025 (a)	100	107
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (b)	55	57
		164
Diversified Consumer Services — 0.0% ^
RAC Bond Co. plc (United Kingdom) 5.25%, 11/4/2027 (b)	168	166
Service Corp. International 3.38%, 8/15/2030	90	75
		241
Diversified REITs — 0.1%
VICI Properties LP
3.75%, 2/15/2027 (b)	90	83
4.50%, 1/15/2028 (b)	90	84
WP Carey, Inc.
2.40%, 2/1/2031	180	144
2.25%, 4/1/2033	367	274
		585
Diversified Telecommunication Services — 1.5%
Altice France Holding SA (Luxembourg) 8.00%, 5/15/2027 (a)	221	134
Altice France SA (France)
2.13%, 2/15/2025 (a)	400	387
5.88%, 2/1/2027 (a)	400	356
3.38%, 1/15/2028 (a)	100	78
AT&T, Inc.
2.55%, 12/1/2033	1,250	982
3.50%, 9/15/2053	860	597
3.55%, 9/15/2055	362	249
CCO Holdings LLC
5.13%, 5/1/2027 (b)	2,600	2,408
5.00%, 2/1/2028 (b)	1,200	1,091
5.38%, 6/1/2029 (b)	165	149
4.75%, 3/1/2030 (b)	330	278
4.25%, 2/1/2031 (b)	95	76
Cellnex Telecom SA (Spain)
2.88%, 4/18/2025 (a)	300	314
1.88%, 6/26/2029 (a)	300	273
eircom Finance DAC (Ireland)
3.50%, 5/15/2026 (a)	250	249
2.63%, 2/15/2027 (a)	200	189
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (b)	80	71
Iliad Holding SASU (France) 5.63%, 10/15/2028 (b)	344	336
iliad SA (France) 5.38%, 6/14/2027 (a)	500	529
Infrastrutture Wireless Italiane SpA (Italy) 1.88%, 7/8/2026 (a)	300	300
Kaixo Bondco Telecom SA (Spain) 5.13%, 9/30/2029 (a)	175	163
Level 3 Financing, Inc.
3.40%, 3/1/2027 (b)	25	20
4.25%, 7/1/2028 (b)	50	29

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
Lorca Telecom Bondco SA (Spain)
4.00%, 9/18/2027 (b)	100	97
4.00%, 9/18/2027 (a)	700	681
Lumen Technologies, Inc.
5.13%, 12/15/2026 (b)	185	113
4.00%, 2/15/2027 (b)	140	92
Orange SA (France)
(EUR Swap Annual 5 Year + 2.36%), 2.38%, 1/15/2025 (a) (f) (g) (h)	400	406
(EURIBOR ICE Swap Rate 5 Year + 2.18%), 1.75%, 12/19/2026 (a) (f) (g) (h)	300	285
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	270	227
Telecom Italia Finance SA (Italy) 7.75%, 1/24/2033	190	215
Telecom Italia SpA (Italy)
3.63%, 1/19/2024 (a)	100	106
2.88%, 1/28/2026 (a)	700	696
3.63%, 5/25/2026 (a)	200	202
2.38%, 10/12/2027 (a)	450	413
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047	700	591
Verizon Communications, Inc.
1.75%, 1/20/2031	4,680	3,695
2.36%, 3/15/2032	110	89
2.65%, 11/20/2040	250	172
Virgin Media Finance plc (United Kingdom) 3.75%, 7/15/2030 (a)	210	173
		17,511
Electric Utilities — 2.9%
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (b)	936	673
ContourGlobal Power Holdings SA (United Kingdom) 2.75%, 1/1/2026 (a)	200	194
Duke Energy Indiana LLC 5.40%, 4/1/2053	125	124
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	120	122
5.65%, 4/1/2053	44	45
Duke Energy Progress LLC 3.40%, 4/1/2032	490	437
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	540	425
EDP - Energias de Portugal SA (Portugal) (EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (h)	600	584
Electricite de France SA (France)
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/4/2024 (a) (f) (g) (h)	300	308
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (a) (f) (g) (h)	300	298
5.70%, 5/23/2028 (b)	245	247
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (f) (g) (h)	400	323
Emera US Finance LP (Canada) 2.64%, 6/15/2031	1,964	1,574
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (h)	2,251	2,155
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	1,135	1,047
2.25%, 7/12/2031 (b)	316	247
5.00%, 6/15/2032 (b)	580	547
Enel SpA (Italy) (EUR Swap Annual 5 Year + 2.68%), 2.25%, 12/10/2026 (a) (f) (g) (h)	1,800	1,665
Entergy Texas, Inc. 1.75%, 3/15/2031	385	306
Evergy, Inc. 2.90%, 9/15/2029	443	391

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	832	774
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (b)	1,540	1,378
4.55%, 4/1/2049 (b)	663	544
Georgia Power Co. Series A, 2.10%, 7/30/2023	2,635	2,620
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.62%, 12/26/2023 (a) (f) (g) (h)	1,700	1,785
Indiana Michigan Power Co. 5.63%, 4/1/2053	183	187
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	1,855	1,603
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (b)	771	641
Metropolitan Edison Co. 5.20%, 4/1/2028 (b)	390	393
MidAmerican Energy Co. 4.25%, 5/1/2046	350	299
NRG Energy, Inc.
3.75%, 6/15/2024 (b)	990	959
3.38%, 2/15/2029 (b)	165	136
5.25%, 6/15/2029 (b)	140	126
Pacific Gas and Electric Co.
2.95%, 3/1/2026	360	333
6.15%, 1/15/2033	1,430	1,411
4.60%, 6/15/2043	250	187
PacifiCorp 3.30%, 3/15/2051	493	350
Pennsylvania Electric Co. 5.15%, 3/30/2026 (b)	900	894
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia) 4.38%, 2/5/2050 (a)	366	273
PG&E Corp. 5.00%, 7/1/2028	395	364
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 7.83%, 3/30/2067 (h)	661	565
Southern California Edison Co.
Series J, 0.70%, 8/1/2023	1,000	990
Series B, 3.65%, 3/1/2028	1,220	1,154
Series 13-A, 3.90%, 3/15/2043	214	169
3.65%, 2/1/2050	484	359
Union Electric Co. 3.90%, 4/1/2052	260	209
Vistra Operations Co. LLC
3.55%, 7/15/2024 (b)	688	666
3.70%, 1/30/2027 (b)	1,031	955
4.38%, 5/1/2029 (b)	302	263
4.30%, 7/15/2029 (b)	1,550	1,383
		33,682
Electrical Equipment — 0.0% ^
Orano SA (France) 3.38%, 4/23/2026 (a)	300	313
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.88%, 3/15/2028 (a)	180	180
Coherent Corp. 5.00%, 12/15/2029 (b)	631	561
Sensata Technologies, Inc. 3.75%, 2/15/2031 (b)	270	229
		970
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (b)	811	677
Precision Drilling Corp. (Canada) 6.88%, 1/15/2029 (b)	75	67

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Energy Equipment & Services — continued
Saipem Finance International BV (Italy)
3.75%, 9/8/2023 (a)	200	213
2.63%, 1/7/2025 (a)	100	103
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (b)	70	71
Vallourec SA (France) 8.50%, 6/30/2026 (a)	300	320
		1,451
Entertainment — 0.9%
Banijay Entertainment SASU (France) 3.50%, 3/1/2025 (a)	280	292
Cinemark USA, Inc. 5.88%, 3/15/2026 (b)	150	143
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (b)	110	110
4.75%, 10/15/2027 (b)	230	213
Netflix, Inc.
4.88%, 4/15/2028	808	801
3.88%, 11/15/2029 (a)	100	104
5.38%, 11/15/2029 (b)	1,351	1,360
3.63%, 6/15/2030 (a)	250	256
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	180	174
3.70%, 4/14/2027	660	630
4.00%, 4/14/2032	1,870	1,722
Warnermedia Holdings, Inc.
4.28%, 3/15/2032	1,372	1,199
5.05%, 3/15/2042	2,100	1,699
5.14%, 3/15/2052	1,340	1,046
WMG Acquisition Corp.
2.75%, 7/15/2028 (a)	100	96
3.00%, 2/15/2031 (b)	100	81
2.25%, 8/15/2031 (b)	110	90
		10,016
Financial Services — 0.4%
Block, Inc. 2.75%, 6/1/2026	100	90
EDP Finance BV (Portugal) 3.63%, 7/15/2024 (b)	2,150	2,098
Global Payments, Inc.
2.90%, 5/15/2030	400	337
2.90%, 11/15/2031	1,010	825
5.95%, 8/15/2052	870	811
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (b)	120	104
5.13%, 12/15/2030 (b)	80	64
Nexi SpA (Italy) 1.63%, 4/30/2026 (a)	100	98
Paysafe Finance plc 3.00%, 6/15/2029 (b)	169	144
		4,571
Food Products — 0.2%
Darling Global Finance BV 3.63%, 5/15/2026 (a)	130	136

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
Kraft Heinz Foods Co.
2.25%, 5/25/2028 (a)	200	200
4.88%, 10/1/2049	980	885
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	315	280
Post Holdings, Inc. 5.50%, 12/15/2029 (b)	600	558
Sigma Holdco BV (Netherlands) 5.75%, 5/15/2026 (a)	300	267
		2,326
Gas Utilities — 0.0% ^
UGI International LLC 2.50%, 12/1/2029 (b)	296	254
Ground Transportation — 0.2%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (b)	245	231
Canadian Pacific Railway Co. (Canada)
3.50%, 5/1/2050	340	257
3.10%, 12/2/2051	600	415
EC Finance plc (United Kingdom) 3.00%, 10/15/2026 (a)	250	250
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	240	214
Loxam SAS (France)
3.25%, 1/14/2025 (a)	500	521
4.50%, 2/15/2027 (b)	171	174
Uber Technologies, Inc.
7.50%, 9/15/2027 (b)	80	82
4.50%, 8/15/2029 (b)	260	237
		2,381
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
2.63%, 11/1/2025 (a)	300	307
3.88%, 7/15/2028 (a)	100	98
Medline Borrower LP
3.88%, 4/1/2029 (b)	85	73
5.25%, 10/1/2029 (b)	150	129
Medtronic Global Holdings SCA 1.50%, 7/2/2039	200	151
		758
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (b)	70	67
Aetna, Inc. 2.80%, 6/15/2023	1,985	1,983
AmerisourceBergen Corp. 2.70%, 3/15/2031	3,548	3,032
Centene Corp. 4.25%, 12/15/2027	50	47
Community Health Systems, Inc.
8.00%, 3/15/2026 (b)	175	163
5.25%, 5/15/2030 (b)	165	124
4.75%, 2/15/2031 (b)	150	108
CVS Health Corp.
3.75%, 4/1/2030	950	874
5.25%, 2/21/2033	2,900	2,907
2.70%, 8/21/2040	690	476

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
DaVita, Inc. 4.63%, 6/1/2030 (b)	340	291
Encompass Health Corp.
4.50%, 2/1/2028	245	226
4.63%, 4/1/2031	535	467
HCA, Inc.
4.50%, 2/15/2027	3,820	3,724
5.20%, 6/1/2028	630	626
4.13%, 6/15/2029	1,570	1,458
3.50%, 9/1/2030	1,623	1,435
5.50%, 6/15/2047	180	165
3.50%, 7/15/2051	480	323
4.63%, 3/15/2052 (b)	2,018	1,625
Owens & Minor, Inc. 6.63%, 4/1/2030 (b)	100	90
Tenet Healthcare Corp.
4.63%, 7/15/2024	50	50
4.88%, 1/1/2026	110	106
5.13%, 11/1/2027	120	115
4.63%, 6/15/2028	300	279
6.75%, 5/15/2031 (b)	86	86
UnitedHealth Group, Inc. 5.35%, 2/15/2033	1,270	1,324
		22,171
Health Care REITs — 0.2%
Healthpeak OP LLC 5.25%, 12/15/2032	1,350	1,321
Welltower OP LLC 3.85%, 6/15/2032	410	360
		1,681
Health Care Technology — 0.1%
IQVIA, Inc.
1.75%, 3/15/2026 (a)	300	298
5.00%, 10/15/2026 (b)	345	335
2.25%, 1/15/2028 (a)	300	282
		915
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.50%, 2/15/2029 (b)	100	88
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 4.00%, 10/15/2030 (b)	340	292
888 Acquisitions Ltd. (United Kingdom) 7.56%, 7/15/2027 (b)	160	156
Accor SA (France) 3.00%, 2/4/2026 (a) (i)	100	104
Boyne USA, Inc. 4.75%, 5/15/2029 (b)	360	322
Caesars Entertainment, Inc. 8.13%, 7/1/2027 (b)	330	336
Carnival Corp.
10.13%, 2/1/2026 (a)	200	224
10.50%, 2/1/2026 (b)	100	104
6.00%, 5/1/2029 (b)	70	58
Cedar Fair LP 6.50%, 10/1/2028	470	463

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Cirsa Finance International SARL (Spain)
6.25%, 12/20/2023 (a)	53	57
4.75%, 5/22/2025 (a)	250	262
CPUK Finance Ltd. (United Kingdom) 4.88%, 8/28/2025 (a)	200	236
eDreams ODIGEO SA (Spain) 5.50%, 7/15/2027 (b)	183	175
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (a)	970	908
International Game Technology plc
3.50%, 6/15/2026 (a)	250	259
2.38%, 4/15/2028 (a)	160	154
Lottomatica SpA (Italy)
5.13%, 7/15/2025 (a)	300	324
7.13%, 6/1/2028 (b) (j)	165	177
MGM Resorts International 5.50%, 4/15/2027	60	57
Motion Finco SARL (United Kingdom) 7.00%, 5/15/2025 (a)	150	163
Pinnacle Bidco plc (United Kingdom) 5.50%, 2/15/2025 (a)	200	209
Punch Finance plc (United Kingdom) 6.13%, 6/30/2026 (a)	200	215
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (b)	48	51
11.63%, 8/15/2027 (b)	175	190
8.25%, 1/15/2029 (b)	25	26
9.25%, 1/15/2029 (b)	170	181
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (b)	370	350
Vail Resorts, Inc. 6.25%, 5/15/2025 (b)	140	140
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	250	223
		6,416
Household Durables — 0.2%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (b)	220	194
DR Horton, Inc. 5.75%, 8/15/2023	1,235	1,233
Newell Brands, Inc.
4.70%, 4/1/2026 (i)	145	134
6.63%, 9/15/2029	50	47
6.00%, 4/1/2046 (i)	80	58
Nobel Bidco BV (Netherlands)
3.13%, 6/15/2028 (b)	100	84
3.13%, 6/15/2028 (a)	150	126
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	170	145
		2,021
Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	80	75
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	620	552
Spectrum Brands, Inc.
4.00%, 10/1/2026 (a)	100	104
5.50%, 7/15/2030 (b)	754	690
		1,421

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)
3.30%, 7/15/2025 (b)	497	471
3.95%, 7/15/2030 (b)	768	686
Alexander Funding Trust 1.84%, 11/15/2023 (b)	380	371
Calpine Corp. 5.25%, 6/1/2026 (b)	98	95
Constellation Energy Generation LLC
5.80%, 3/1/2033	760	781
5.60%, 6/15/2042	770	745
		3,149
Industrial Conglomerates — 0.0% ^
General Electric Co. 4.13%, 9/19/2035 (a)	262	283
Insurance — 0.4%
Assicurazioni Generali SpA (Italy) (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (h)	400	431
Cloverie plc for Zurich Insurance Co. Ltd. (Switzerland) (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (h)	1,770	1,748
MetLife, Inc.
6.40%, 12/15/2036	1,340	1,320
9.25%, 4/8/2038 (b)	380	446
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	620	566
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (h)	200	191
		4,702
Interactive Media & Services — 0.0% ^
TripAdvisor, Inc. 7.00%, 7/15/2025 (b)	203	204
IT Services — 0.1%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (b)	68	55
Conduent Business Services LLC 6.00%, 11/1/2029 (b)	155	127
Gartner, Inc. 3.75%, 10/1/2030 (b)	445	390
Presidio Holdings, Inc. 4.88%, 2/1/2027 (b)	201	188
		760
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (b)	430	352
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	2,205	1,479
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	80	81
Renk AG (Germany) 5.75%, 7/15/2025 (a)	300	314
TK Elevator Holdco GmbH (Germany) 6.63%, 7/15/2028 (a)	90	80
TK Elevator Midco GmbH (Germany) 4.38%, 7/15/2027 (a)	230	218
Wabash National Corp. 4.50%, 10/15/2028 (b)	640	557
		1,250
Media — 1.2%
Altice Financing SA (Luxembourg) 2.25%, 1/15/2025 (a)	300	297
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028 (a)	150	106

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
Charter Communications Operating LLC
2.25%, 1/15/2029	765	635
2.80%, 4/1/2031	410	328
3.50%, 6/1/2041	1,730	1,142
5.38%, 5/1/2047	958	764
3.70%, 4/1/2051	2,082	1,277
3.90%, 6/1/2052	1,038	653
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b)	235	207
7.75%, 4/15/2028 (b)	220	164
7.50%, 6/1/2029 (b)	125	89
Comcast Corp.
5.50%, 11/15/2032	1,085	1,138
2.80%, 1/15/2051	1,900	1,243
5.35%, 5/15/2053	1,410	1,403
2.99%, 11/1/2063	764	474
CSC Holdings LLC
5.38%, 2/1/2028 (b)	200	157
7.50%, 4/1/2028 (b)	200	108
Discovery Communications LLC
3.63%, 5/15/2030	100	87
4.65%, 5/15/2050	450	329
DISH DBS Corp.
5.88%, 11/15/2024	105	90
5.25%, 12/1/2026 (b)	695	549
5.75%, 12/1/2028 (b)	140	102
DISH Network Corp. 11.75%, 11/15/2027 (b)	125	120
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	75	62
GCI LLC 4.75%, 10/15/2028 (b)	310	262
iHeartCommunications, Inc.
6.38%, 5/1/2026	160	121
8.38%, 5/1/2027	50	28
5.25%, 8/15/2027 (b)	160	112
Scripps Escrow II, Inc.
3.88%, 1/15/2029 (b)	60	46
5.38%, 1/15/2031 (b)	40	28
Sirius XM Radio, Inc. 4.00%, 7/15/2028 (b)	140	117
Stagwell Global LLC 5.63%, 8/15/2029 (b)	34	29
Summer BC Holdco A SARL (Luxembourg) 9.25%, 10/31/2027 (a)	90	76
Summer BC Holdco B SARL (Luxembourg) 5.75%, 10/31/2026 (a)	380	357
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028 (a)	300	293
Univision Communications, Inc. 4.50%, 5/1/2029 (b)	115	97
Virgin Media Vendor Financing Notes III DAC (United Kingdom) 4.88%, 7/15/2028 (a)	100	98
Ziggo Bond Co. BV (Netherlands) 3.38%, 2/28/2030 (a)	370	283
		13,471
Metals & Mining — 0.9%
Anglo American Capital plc (South Africa) 5.50%, 5/2/2033 (b)	990	961

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Arconic Corp. 6.13%, 2/15/2028 (b)	595	601
ATI, Inc. 4.88%, 10/1/2029	43	38
Cleveland-Cliffs, Inc. 4.63%, 3/1/2029 (b)	430	382
Constellium SE 4.25%, 2/15/2026 (a)	100	104
Freeport-McMoRan, Inc.
4.25%, 3/1/2030	1,587	1,456
5.40%, 11/14/2034	2,321	2,226
Glencore Funding LLC (Australia)
5.40%, 5/8/2028 (b)	1,700	1,689
2.63%, 9/23/2031 (b)	783	630
5.70%, 5/8/2033 (b)	352	349
Indonesia Asahan Aluminium PT (Indonesia) 5.45%, 5/15/2030 (b)	830	810
Nexa Resources SA (Brazil) 5.38%, 5/4/2027 (a)	1,120	1,025
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (a)	200	185
thyssenkrupp AG (Germany) 2.88%, 2/22/2024 (a)	100	106
United States Steel Corp. 6.88%, 3/1/2029	51	49
		10,611
Multi-Utilities — 0.2%
Ameren Corp. 3.50%, 1/15/2031	2	2
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	151	134
CenterPoint Energy, Inc. 2.95%, 3/1/2030	1,015	885
NGG Finance plc (United Kingdom) (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (h)	518	472
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	200	143
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	482	379
		2,015
Office REITs — 0.0% ^
Kilroy Realty LP 2.50%, 11/15/2032	410	274
Oil, Gas & Consumable Fuels — 2.5%
Antero Midstream Partners LP
5.75%, 3/1/2027 (b)	60	57
5.75%, 1/15/2028 (b)	275	262
Antero Resources Corp. 8.38%, 7/15/2026 (b)	25	26
BP Capital Markets America, Inc.
2.72%, 1/12/2032	740	631
4.81%, 2/13/2033	2,050	2,027
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (f) (g) (h)	1,192	1,144
(EUR Swap Annual 5 Year + 3.88%), 3.25%, 3/22/2026 (a) (f) (g) (h)	1,600	1,580
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (f) (g) (h)	1,716	1,559
California Resources Corp. 7.13%, 2/1/2026 (b)	34	35
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	610	596
Chevron USA, Inc. 2.34%, 8/12/2050	200	126
Chord Energy Corp. 6.38%, 6/1/2026 (b)	25	25
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	515	450
Crestwood Midstream Partners LP 7.38%, 2/1/2031 (b)	165	162
Diamondback Energy, Inc. 3.13%, 3/24/2031	1,769	1,508

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Ecopetrol SA (Colombia)
6.88%, 4/29/2030	630	561
7.38%, 9/18/2043	550	437
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (b)	55	51
Energean Israel Finance Ltd. (Israel)
4.88%, 3/30/2026 (a)	312	287
5.38%, 3/30/2028 (a)	1,375	1,225
Energy Transfer LP 5.35%, 5/15/2045	710	607
Eni SpA (Italy) 4.25%, 5/9/2029 (b)	910	871
Exxon Mobil Corp. 3.00%, 8/16/2039	670	524
Genesis Energy LP 8.00%, 1/15/2027	120	117
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	280	258
Greenko Dutch BV (India) 3.85%, 3/29/2026 (b)	1,125	992
Greenko Power II Ltd. (India) 4.30%, 12/13/2028 (b)	777	660
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	38	38
Hess Midstream Operations LP 5.13%, 6/15/2028 (b)	165	154
Hilcorp Energy I LP 5.75%, 2/1/2029 (b)	105	95
KazMunayGas National Co. JSC (Kazakhstan) 5.75%, 4/19/2047 (a)	998	766
Kinder Morgan, Inc. 5.20%, 6/1/2033	820	792
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (a)	372	361
6.50%, 6/30/2027 (a)	863	819
6.75%, 6/30/2030 (a)	232	214
NGL Energy Operating LLC 7.50%, 2/1/2026 (b)	19	18
NuStar Logistics LP 5.63%, 4/28/2027	100	95
Occidental Petroleum Corp. 8.88%, 7/15/2030	80	92
Petroleos Mexicanos (Mexico) 5.95%, 1/28/2031	3,679	2,627
Repsol International Finance BV (Spain)
(EUR Swap Annual 5 Year + 4.41%), 4.25%, 9/11/2028 (a) (f) (g) (h)	100	96
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (h)	390	407
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	2,339	2,212
SM Energy Co. 6.63%, 1/15/2027	90	86
Southwestern Energy Co. 5.38%, 3/15/2030	90	83
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (b) (i)	160	152
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (b)	330	329
6.00%, 9/1/2031 (b)	155	132
Targa Resources Partners LP 5.00%, 1/15/2028	200	193
TotalEnergies Capital International SA (France) 3.13%, 5/29/2050	310	221
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	1,275	1,271
Transcanada Trust (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (h)	810	758
Venture Global LNG, Inc. 8.13%, 6/1/2028 (b)	63	63
		28,852
Paper & Forest Products — 0.1%
Suzano Austria GmbH (Brazil) 6.00%, 1/15/2029	1,200	1,185

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Passenger Airlines — 0.2%
American Airlines, Inc. 5.50%, 4/20/2026 (b)	110	108
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	1,616	1,565
Deutsche Lufthansa AG (Germany) 3.00%, 5/29/2026 (a)	800	808
International Consolidated Airlines Group SA (United Kingdom) 0.50%, 7/4/2023 (a)	100	106
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (b)	50	46
		2,633
Personal Care Products — 0.1%
Coty, Inc.
3.88%, 4/15/2026 (a)	200	208
5.00%, 4/15/2026 (b)	145	139
4.75%, 1/15/2029 (b)	160	147
Edgewell Personal Care Co.
5.50%, 6/1/2028 (b)	325	304
4.13%, 4/1/2029 (b)	535	462
Ontex Group NV (Belgium) 3.50%, 7/15/2026 (a)	200	192
Prestige Brands, Inc. 5.13%, 1/15/2028 (b)	215	205
		1,657
Pharmaceuticals — 0.6%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	500	444
5.00%, 1/30/2028 (b)	90	39
6.25%, 2/15/2029 (b)	720	321
5.25%, 1/30/2030 (b)	190	81
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (b)	40	36
2.38%, 3/1/2028 (a)	100	85
3.13%, 2/15/2029 (b)	45	37
Cheplapharm Arzneimittel GmbH (Germany) 3.50%, 2/11/2027 (a)	300	292
Nidda BondCo GmbH (Germany) 7.25%, 9/30/2025 (a)	68	72
Nidda Healthcare Holding GmbH (Germany) 7.50%, 8/21/2026 (a)	400	422
Organon & Co.
2.88%, 4/30/2028 (a)	300	279
4.13%, 4/30/2028 (b)	310	276
Pfizer Investment Enterprises Pte. Ltd. 5.30%, 5/19/2053	411	423
Rossini SARL (Italy) 6.75%, 10/30/2025 (a)	120	129
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	1,025	1,016
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,546	1,551
3.03%, 7/9/2040	1,930	1,442
		6,945
Professional Services — 0.0% ^
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (b)	325	283
Real Estate Management & Development — 0.1%
Country Garden Holdings Co. Ltd. (China)
3.13%, 10/22/2025 (a)	1,072	378

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — continued
7.25%, 4/8/2026 (a)	1,540	593
Longfor Group Holdings Ltd. (China) 4.50%, 1/16/2028 (a)	540	418
		1,389
Retail REITs — 0.0% ^
Regency Centers LP 2.95%, 9/15/2029	320	278
Semiconductors & Semiconductor Equipment — 0.8%
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	10	10
ams-OSRAM AG (Austria) 6.00%, 7/31/2025 (a)	230	215
Broadcom, Inc.
3.42%, 4/15/2033 (b)	1,675	1,391
3.47%, 4/15/2034 (b)	1,515	1,236
Entegris Escrow Corp. 5.95%, 6/15/2030 (b)	315	303
Entegris, Inc. 4.38%, 4/15/2028 (b)	140	129
Microchip Technology, Inc. 2.67%, 9/1/2023	725	719
NXP BV (China)
2.50%, 5/11/2031	1,645	1,335
2.65%, 2/15/2032	2,028	1,630
5.00%, 1/15/2033	565	542
3.25%, 5/11/2041	1,140	807
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	238	215
Synaptics, Inc. 4.00%, 6/15/2029 (b)	40	34
Texas Instruments, Inc. 5.05%, 5/18/2063	135	132
		8,698
Software — 0.5%
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (b)	140	115
Black Knight InfoServ LLC 3.63%, 9/1/2028 (b)	337	302
Elastic NV 4.13%, 7/15/2029 (b)	110	95
NCR Corp.
5.75%, 9/1/2027 (b)	300	298
5.00%, 10/1/2028 (b)	490	431
6.13%, 9/1/2029 (b)	80	79
Oracle Corp.
6.90%, 11/9/2052	673	733
5.55%, 2/6/2053	1,697	1,585
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	320	305
TeamSystem SpA (Italy) 3.50%, 2/15/2028 (a)	200	187
VMware, Inc.
4.70%, 5/15/2030	568	540
2.20%, 8/15/2031	1,517	1,192
		5,862
Specialized REITs — 0.5%
American Tower Corp.
3.60%, 1/15/2028	1,695	1,580
2.10%, 6/15/2030	1,605	1,305

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialized REITs — continued
Crown Castle, Inc.
4.80%, 9/1/2028	740	728
3.30%, 7/1/2030	75	66
2.50%, 7/15/2031	1,695	1,401
Iron Mountain, Inc. 5.25%, 3/15/2028 (b)	300	281
SBA Communications Corp. 3.13%, 2/1/2029	100	84
		5,445
Specialty Retail — 0.3%
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	92	81
Constellation Automotive Financing plc (United Kingdom) 4.88%, 7/15/2027 (a)	100	94
Douglas GmbH (Germany)
6.00%, 4/8/2026 (b)	275	268
6.00%, 4/8/2026 (a)	250	244
Dufry One BV (Switzerland) 2.50%, 10/15/2024 (a)	100	105
eG Global Finance plc (United Kingdom) 4.38%, 2/7/2025 (a)	100	103
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	120	84
Lowe's Cos., Inc. 4.80%, 4/1/2026	890	888
PetSmart, Inc.
4.75%, 2/15/2028 (b)	350	324
7.75%, 2/15/2029 (b)	300	291
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	235	194
SRS Distribution, Inc. 4.63%, 7/1/2028 (b)	105	93
Staples, Inc. 7.50%, 4/15/2026 (b)	360	296
		3,065
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. 2.65%, 2/8/2051	560	383
Dell International LLC
4.90%, 10/1/2026	120	119
5.25%, 2/1/2028	3,494	3,508
5.30%, 10/1/2029	221	220
Seagate HDD Cayman
4.09%, 6/1/2029	142	123
8.25%, 12/15/2029 (b)	46	47
8.50%, 7/15/2031 (b)	12	12
		4,412
Textiles, Apparel & Luxury Goods — 0.0% ^
BK LC Lux Finco1 SARL (Germany) 5.25%, 4/30/2029 (a)	200	194
Hanesbrands, Inc. 9.00%, 2/15/2031 (b)	55	55
		249
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 2.26%, 3/25/2028	2,710	2,329
Trading Companies & Distributors — 0.2%
Air Lease Corp.
1.88%, 8/15/2026	230	203
3.25%, 10/1/2029	1,170	1,000

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	170	161
Imola Merger Corp. 4.75%, 5/15/2029 (b)	130	112
United Rentals North America, Inc. 3.88%, 2/15/2031	140	120
WESCO Distribution, Inc. 7.13%, 6/15/2025 (b)	150	151
		1,747
Transportation Infrastructure — 0.2%
Abertis Infraestructuras Finance BV (Spain)
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (f) (g) (h)	300	287
(EUR Swap Annual 5 Year + 3.27%), 2.62%, 1/26/2027 (a) (f) (g) (h)	200	177
Autostrade per l'Italia SpA (Italy)
1.88%, 11/4/2025 (a)	800	811
1.75%, 6/26/2026 (a)	170	169
2.00%, 12/4/2028 (a)	350	328
Mundys SpA (Italy)
1.63%, 2/3/2025 (a)	410	417
1.88%, 7/13/2027 (a)	100	94
1.88%, 2/12/2028 (a)	200	180
		2,463
Wireless Telecommunication Services — 0.8%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	120	111
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026 (a)	270	265
PLT VII Finance SARL (Luxembourg) 4.63%, 1/5/2026 (a)	350	358
Telefonica Europe BV (Spain)
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023 (a) (f) (g) (h)	100	105
(EUR Swap Annual 10 Year + 4.30%), 5.87%, 3/31/2024 (a) (f) (g) (h)	700	749
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (f) (g) (h)	200	197
T-Mobile USA, Inc.
2.25%, 2/15/2026	2,671	2,476
2.63%, 2/15/2029	177	155
2.55%, 2/15/2031	433	362
2.25%, 11/15/2031	2,586	2,079
5.05%, 7/15/2033	1,460	1,440
Vodafone Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (h)	240	232
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079 (a) (h)	500	531
Series NC10, (EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (h)	100	85
		9,145
Total Corporate Bonds (Cost $477,219)		429,591
Asset-Backed Securities — 25.6%
ACC Trust
Series 2019-2, Class C, 5.24%, 10/21/2024 (b)	64	64
Series 2021-1, Class C, 2.08%, 12/20/2024 (b)	345	340
Series 2021-1, Class D, 5.25%, 3/22/2027 (b)	1,109	1,073

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (b)	172	156
Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	228	206
Series 2021-1H, Class C, 2.35%, 10/20/2040 (b)	998	893
Affirm Asset Securitization Trust
Series 2022-A, Class 1A, 4.30%, 5/17/2027 (b)	1,111	1,059
Series 2022-Z1, Class A, 4.55%, 6/15/2027 (b)	1,506	1,482
Series 2023-A, Class 1A, 6.61%, 1/18/2028 (b)	3,085	3,076
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 6.33%, 7/22/2032 (b) (d)	250	246
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (b)	809	805
Series 2022-3, Class B, 4.55%, 10/13/2026 (b)	3,400	3,354
Series 2020-4, Class E, 3.65%, 12/14/2026 (b)	4,492	4,380
Series 2021-2, Class C, 0.97%, 7/13/2027 (b)	3,047	3,005
Series 2021-2, Class D, 1.34%, 7/13/2027 (b)	4,800	4,542
Series 2021-2, Class E, 2.54%, 7/13/2027 (b)	2,800	2,621
Series 2021-3, Class D, 1.34%, 11/15/2027 (b)	1,584	1,482
Series 2021-3, Class E, 2.56%, 11/15/2027 (b)	2,375	2,169
Series 2021-4, Class E, 3.12%, 2/14/2028 (b)	1,700	1,543
Series 2022-1, Class E, 3.64%, 3/13/2028 (b)	2,063	1,835
Series 2021-3, Class F, 3.64%, 5/15/2028 (b)	1,114	1,020
Series 2022-3, Class C, 4.86%, 10/13/2028 (b)	1,933	1,896
Series 2022-3, Class D, 5.83%, 10/13/2028 (b)	2,333	2,293
Series 2022-1, Class F, 4.87%, 11/13/2028 (b)	828	690
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	884	876
Series 2023-1, Class D, 6.35%, 4/12/2029 (b)	780	778
Series 2023-2, Class C, 5.96%, 8/13/2029 (b)	1,930	1,923
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	1,470	1,362
Series 2022-2, Class C, 5.32%, 4/18/2028	2,900	2,880
Amur Equipment Finance Receivables XI LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (b)	702	696
Apidos CLO (Cayman Islands)
Series 2018-18A, Class A1, 6.41%, 10/22/2030 (b) (d)	1,400	1,385
Series 2020-34A, Class A1R, 6.40%, 1/20/2035 (b) (d)	300	293
Applebee's Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/5/2049 (b)	693	643
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 6.71%, 10/25/2034 (d)	97	94
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024 (b)	1,107	1,103
Series 2019-2A, Class C, 4.24%, 9/22/2025 (b)	420	405
Series 2020-1A, Class C, 3.02%, 8/20/2026 (b)	2,751	2,532
Series 2022-3A, Class A, 4.62%, 2/20/2027 (b)	4,714	4,597
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class AR, 6.40%, 4/19/2034 (b) (d)	1,000	978
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2021-7A, Class A1, 6.41%, 1/22/2035 (b) (d)	900	876
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (b)	172	164
Series 2022-C, Class A, 5.32%, 10/17/2035 (b)	474	469
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	301	300
Carmax Auto Owner Trust Series 2019-4, Class D, 2.80%, 4/15/2026	830	811

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CARS-DB5 LP Series 2021-1A, Class A2, 2.28%, 8/15/2051 (b)	900	708
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044 (b)	345	316
Series 2018-AGS, Class C, 3.82%, 2/25/2044 (b)	47	39
Conn's Receivables Funding LLC
Series 2021-A, Class B, 2.87%, 5/15/2026 (b)	504	502
Series 2021-A, Class C, 4.59%, 5/15/2026 (b)	1,707	1,669
Series 2022-A, Class B, 9.52%, 12/15/2026 (b)	2,500	2,493
Consumer Loan Underlying Bond Credit Trust Series 2019-P2, Class C, 4.41%, 10/15/2026 (b)	222	221
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 6.26%, 12/25/2032 (d)	385	376
Series 2004-ECC2, Class M2, 6.11%, 12/25/2034 (d)	95	94
CPS Auto Receivables Trust
Series 2022-C, Class A, 4.18%, 4/15/2030 (b)	1,856	1,839
Series 2022-C, Class D, 6.45%, 4/15/2030 (b)	1,500	1,504
Credit Acceptance Auto Loan Trust Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	404	394
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.96%, 3/25/2034 (d)	77	76
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 6.14%, 7/25/2034 (d)	42	42
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.18%, 10/15/2030 (b) (d)	1,499	1,480
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I, 4.12%, 7/25/2048 (b)	688	657
Drive Auto Receivables Trust Series 2021-1, Class C, 1.02%, 6/15/2027	434	427
Dryden CLO Ltd. (Cayman Islands) Series 2019-68A, Class AR, 6.43%, 7/15/2035 (b) (d)	1,000	977
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.24%, 4/15/2028 (b) (d)	3,298	3,270
Series 2014-36A, Class AR3, 6.27%, 4/15/2029 (b) (d)	772	766
DT Auto Owner Trust
Series 2020-2A, Class C, 3.28%, 3/16/2026 (b)	257	255
Series 2019-2A, Class E, 4.46%, 5/15/2026 (b)	3,503	3,475
Series 2019-4A, Class E, 3.93%, 10/15/2026 (b)	2,460	2,401
Series 2021-3A, Class D, 1.31%, 5/17/2027 (b)	2,255	2,047
Series 2020-3A, Class E, 3.62%, 10/15/2027 (b)	2,500	2,397
Series 2022-1A, Class D, 3.40%, 12/15/2027 (b)	969	910
Series 2021-2A, Class E, 2.97%, 7/17/2028 (b)	5,105	4,788
Series 2021-3A, Class E, 2.65%, 9/15/2028 (b)	335	296
Series 2022-1A, Class E, 5.53%, 3/15/2029 (b)	1,000	932
Exeter Automobile Receivables Trust
Series 2019-3A, Class E, 4.00%, 8/17/2026 (b)	810	795
Series 2020-1A, Class E, 3.74%, 1/15/2027 (b)	2,650	2,564
Series 2023-1A, Class B, 5.72%, 4/15/2027	533	530
Series 2021-4A, Class E, 4.02%, 1/17/2028 (b)	2,960	2,687
Series 2023-1A, Class C, 5.82%, 2/15/2028	580	579
Series 2021-2A, Class E, 2.90%, 7/17/2028 (b)	3,775	3,446
Series 2022-3A, Class D, 6.76%, 9/15/2028	2,100	2,108
Series 2022-4A, Class D, 5.98%, 12/15/2028	1,050	1,035
Series 2022-2A, Class E, 6.34%, 10/15/2029 (b)	1,500	1,328
Series 2022-4A, Class E, 8.23%, 3/15/2030 (b)	1,553	1,435
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	1,501	1,479
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 5.86%, 8/25/2034 (d)	—	—

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Flagship Credit Auto Trust
Series 2022-3, Class A3, 4.55%, 4/15/2027 (b)	1,400	1,377
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	328	324
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	246	243
Series 2022-3, Class C, 4.99%, 7/17/2028 (b)	2,025	1,983
Series 2022-3, Class D, 6.00%, 7/17/2028 (b)	500	494
Series 2021-3, Class E, 3.32%, 12/15/2028 (b)	1,700	1,383
FREED ABS Trust
Series 2020-FP1, Class C, 4.37%, 3/18/2027 (b)	164	164
Series 2021-2, Class C, 1.94%, 6/19/2028 (b)	548	537
Series 2021-3FP, Class B, 1.01%, 11/20/2028 (b)	149	149
Series 2022-1FP, Class C, 2.51%, 3/19/2029 (b)	1,083	1,030
Series 2022-3FP, Class A, 4.50%, 8/20/2029 (b)	144	143
Series 2022-3FP, Class B, 5.79%, 8/20/2029 (b)	2,390	2,369
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	1,700	1,696
Galaxy CLO Ltd. (Cayman Islands) Series 2013-15A, Class ARR, 6.23%, 10/15/2030 (b) (d)	346	342
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class C, 1.14%, 11/17/2025 (b)	230	227
Series 2021-2A, Class C, 1.08%, 6/15/2026 (b)	1,812	1,753
Series 2019-4A, Class D, 4.09%, 8/17/2026 (b)	1,150	1,117
Series 2023-1A, Class A2, 5.98%, 8/17/2026 (b)	1,733	1,730
Series 2021-1A, Class C, 1.20%, 1/15/2027 (b)	337	332
Series 2022-3A, Class B, 4.92%, 1/15/2027 (b)	130	128
Series 2023-1A, Class B, 6.19%, 6/15/2027 (b)	734	737
Series 2021-3A, Class D, 1.48%, 7/15/2027 (b)	1,075	981
Series 2020-4A, Class E, 3.51%, 10/15/2027 (b)	650	612
Series 2021-1A, Class E, 3.14%, 1/18/2028 (b)	2,700	2,537
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	1,800	1,789
Series 2021-2A, Class E, 2.87%, 5/15/2028 (b)	1,100	993
Series 2022-3A, Class C, 5.34%, 6/15/2028 (b)	217	214
Series 2022-3A, Class D, 6.42%, 6/15/2028 (b)	160	160
Series 2021-3A, Class E, 3.20%, 10/16/2028 (b)	1,130	1,019
Series 2021-4A, Class E, 4.43%, 10/16/2028 (b)	990	899
Series 2023-1A, Class C, 6.38%, 12/15/2028 (b)	638	644
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.48%, 6/20/2025 (d)	439	439
Series 2023-1, Class A3, 5.16%, 4/20/2026	643	641
GoldenTree Loan Opportunities Ltd. Series 2015-10A, Class AR, 6.37%, 7/20/2031 (b) (d)	1,530	1,515
Hertz Vehicle Financing III LLC
Series 2022-3A, Class B, 3.86%, 3/25/2025 (b)	2,700	2,650
Series 2023-1A, Class A, 5.49%, 6/25/2027 (b)	1,200	1,197
Series 2023-1A, Class C, 6.91%, 6/25/2027 (b)	876	870
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (b)	2,000	1,760
Series 2021-2A, Class B, 2.12%, 12/27/2027 (b)	1,393	1,222
Series 2021-2A, Class C, 2.52%, 12/27/2027 (b)	1,726	1,499
Hertz Vehicle Financing LLC
Series 2021-1A, Class A, 1.21%, 12/26/2025 (b)	1,096	1,023

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-4A, Class D, 6.56%, 9/25/2026 (b)	1,000	951
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	167	167
Series 2019-1, Class A, 2.95%, 5/15/2028	147	126
Series 2020-1, Class B, 7.75%, 11/15/2028	111	111
KREF Ltd. Series 2021-FL2, Class A, 6.18%, 2/15/2039 (b) (d)	2,335	2,261
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (b)	62	62
Series 2021-B, Class B, 1.68%, 2/15/2029 (b)	2,596	2,550
Series 2021-B, Class C, 3.21%, 2/15/2029 (b)	1,500	1,407
Series 2022-A, Class D, 4.54%, 6/15/2029 (b)	1,000	876
Series 2022-B, Class A, 4.77%, 10/15/2029 (b)	401	395
Series 2022-C, Class B, 7.46%, 2/15/2030 (b)	926	912
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (b)	665	637
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (b)	270	235
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	139	117
LL ABS Trust
Series 2020-1A, Class C, 6.54%, 1/17/2028 (b)	698	693
Series 2021-1A, Class C, 3.54%, 5/15/2029 (b)	500	443
Madison Park Funding Ltd. (Cayman Islands) Series 2020-45A, Class AR, 6.38%, 7/15/2034 (b) (d)	250	243
Magnetite Ltd. (Cayman Islands) Series 2012-7A, Class A1R2, 6.06%, 1/15/2028 (b) (d)	1,078	1,069
Marlette Funding Trust
Series 2021-2A, Class B, 1.06%, 9/15/2031 (b)	450	442
Series 2021-2A, Class C, 1.50%, 9/15/2031 (b)	500	469
Series 2021-2A, Class D, 2.16%, 9/15/2031 (b)	300	267
Series 2022-3A, Class A, 5.18%, 11/15/2032 (b)	516	513
Series 2023-1A, Class A, 6.07%, 4/15/2033 (b)	1,971	1,964
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (b)	1,549	1,525
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-NC7, Class M3, 6.11%, 7/25/2034 (d)	70	67
Series 2004-HE7, Class M2, 6.08%, 8/25/2034 (d)	40	37
Series 2004-HE7, Class M3, 6.16%, 8/25/2034 (d)	2	2
Series 2004-HE8, Class M2, 6.16%, 9/25/2034 (d)	85	82
Series 2005-NC1, Class M3, 5.90%, 1/25/2035 (d)	347	319
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (b)	957	855
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.18%, 10/15/2029 (b) (d)	246	243
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 6.07%, 8/25/2034 (d)	33	32
Series 2004-4, Class M2, 5.93%, 2/25/2035 (d)	148	143
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	1,029	924
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (b)	1,045	930
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	1,271	1,152
OCP CLO Ltd. (Cayman Islands) Series 2018-15A, Class A1, 6.35%, 7/20/2031 (b) (d)	1,100	1,089
Octagon Investment Partners Ltd. (Cayman Islands) Series 2018-18A, Class A1A, 6.22%, 4/16/2031 (b) (d)	1,400	1,383
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027 (b)	5,350	5,031

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-1A, Class B, 2.28%, 5/17/2027 (b)	2,480	2,253
OneMain Direct Auto Receivables Trust Series 2022-1A, Class A1, 4.65%, 3/14/2029 (b)	1,540	1,510
OneMain Financial Issuance Trust Series 2021-1A, Class A1, 1.55%, 6/16/2036 (b)	3,517	3,073
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	434	432
Series 2022-2, Class D, 11.34%, 10/9/2029	863	854
Series 2022-3, Class A, 7.45%, 1/8/2030 (b)	785	786
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	2,538	2,303
Series 2021-B, Class B, 1.96%, 5/8/2031 (b)	1,311	1,172
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	2,300	2,084
Option One Mortgage Loan Trust Series 2004-3, Class M3, 6.11%, 11/25/2034 (d)	20	19
Pagaya AI Debt Selection Trust
Series 2021-HG1, Class B, 1.82%, 1/16/2029 (b)	461	433
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	448	443
Series 2021-3, Class B, 1.74%, 5/15/2029 (b)	1,660	1,580
Series 2021-3, Class C, 3.27%, 5/15/2029 (b)	2,820	2,484
Palmer Square CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1A4, 6.51%, 5/21/2034 (b) (d)	1,660	1,627
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2021-4A, Class A1, 6.06%, 10/15/2029 (b) (d)	679	671
Series 2021-4A, Class C, 7.86%, 10/15/2029 (b) (d)	1,606	1,505
PMT Issuer Trust-FMSR Series 2021-FT1, Class A, 8.14%, 3/25/2026 (b) (d)	1,940	1,861
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 8.79%, 4/25/2025 (b) (d)	1,210	1,197
Post Road Equipment Finance Series 2021-1A, Class E, 4.36%, 3/15/2029 (b)	809	777
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (b) (i)	1,303	1,202
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (b) (i)	832	685
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (b) (i)	2,500	2,228
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (b) (d)	2,500	2,244
Progress Residential Trust Series 2021-SFR9, Class A, 2.01%, 11/17/2040 (b)	3,249	2,741
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (i)	70	69
Series 2005-2, Class M1, 5.55%, 8/25/2035 (i)	1,306	1,230
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	396	379
Series 2021-A, Class D, 5.23%, 12/22/2031 (b)	1,500	1,244
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	268	268
Series 2021-1, Class C, 0.75%, 2/17/2026	226	224
Series 2020-3, Class D, 1.64%, 11/16/2026	1,100	1,069
Series 2021-2, Class D, 1.35%, 7/15/2027	1,720	1,623
Series 2022-5, Class C, 4.74%, 10/16/2028	1,328	1,299
Series 2022-6, Class C, 4.96%, 11/15/2028	323	317
Series 2022-2, Class C, 3.76%, 7/16/2029	6,800	6,502
Series 2022-4, Class C, 5.00%, 11/15/2029	3,505	3,455
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032 (b)	820	779
Series 2019-A, Class C, 3.00%, 1/26/2032 (b)	2,936	2,760
Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	2,910	2,721

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Service Experts Issuer LLC Series 2021-1A, Class A, 2.67%, 2/2/2032 (b)	1,929	1,767
SoFi Consumer Loan Program Trust Series 2023-1S, Class A, 5.81%, 5/15/2031 (b)	683	682
Stratus CLO Ltd. (Cayman Islands)
Series 2021-2A, Class A, 6.15%, 12/28/2029 (b) (d)	1,069	1,056
Series 2021-3A, Class E, 11.00%, 12/29/2029 (b) (d)	410	378
Structured Asset Investment Loan Trust Series 2004-8, Class M2, 6.07%, 9/25/2034 (d)	162	161
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 5.77%, 5/25/2035 (d)	119	116
Tesla Auto Lease Trust
Series 2021-A, Class D, 1.34%, 3/20/2025 (b)	1,025	992
Series 2021-B, Class B, 0.91%, 9/22/2025 (b)	2,049	1,937
Theorem Funding Trust
Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	116	115
Series 2022-2A, Class B, 9.27%, 12/15/2028 (b)	2,000	2,035
Tricolor Auto Securitization Trust
Series 2021-1A, Class E, 3.23%, 9/15/2026 (b)	500	484
Series 2021-1A, Class F, 5.08%, 5/15/2028 (b)	500	470
United Airlines Pass-Through Trust Series 2013-1, Class A, 4.30%, 8/15/2025	864	827
Upstart Pass-Through Trust
Series 2021-ST4, Class A, 2.00%, 7/20/2027 (b)	778	738
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (b)	287	272
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (b)	212	201
Series 2021-ST9, Class A, 1.70%, 11/20/2029 ‡ (b)	936	899
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (b)	1,618	1,544
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (b)	599	571
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 3/20/2031 (b)	750	706
Series 2021-2, Class C, 3.61%, 6/20/2031 (b)	1,030	930
Series 2021-3, Class C, 3.28%, 7/20/2031 (b)	1,200	1,070
Series 2021-4, Class B, 1.84%, 9/20/2031 (b)	2,584	2,421
Series 2021-5, Class A, 1.31%, 11/20/2031 (b)	863	841
Series 2021-5, Class C, 4.15%, 11/20/2031 (b)	5,476	4,773
Series 2022-2, Class B, 6.10%, 5/20/2032 (b)	2,100	2,056
Series 2022-4, Class A, 5.98%, 8/20/2032 (b)	1,347	1,330
US Auto Funding
Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	164	162
Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	2,768	2,610
Westlake Automobile Receivables Trust
Series 2020-3A, Class E, 3.34%, 6/15/2026 (b)	120	115
Series 2021-2A, Class D, 1.23%, 12/15/2026 (b)	660	612
Series 2022-1A, Class D, 3.49%, 3/15/2027 (b)	1,676	1,591
Series 2021-3A, Class E, 3.42%, 4/15/2027 (b)	8,250	7,454
Series 2022-2A, Class C, 4.85%, 9/15/2027 (b)	1,192	1,164
Series 2022-2A, Class D, 5.48%, 9/15/2027 (b)	1,344	1,316
Series 2021-2A, Class F, 3.66%, 12/15/2027 (b)	1,700	1,522
Total Asset-Backed Securities (Cost $307,890)		294,399
Commercial Mortgage-Backed Securities — 7.7%
A10 Revolving Asset Financing I LLC 8.30%, 1/9/2020 ‡ (d)	6,000	5,940

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
BANK
Series 2018-BN13, Class C, 4.58%, 8/15/2061 (d)	509	416
Series 2019-BN20, Class XA, IO, 0.81%, 9/15/2062 (d)	3,739	149
Series 2021-BN35, Class XB, IO, 0.59%, 6/15/2064 (d)	17,700	708
BBCMS Mortgage Trust
Series 2022-C15, Class A2, 3.61%, 4/15/2055	2,736	2,597
Series 2022-C15, Class AS, 3.75%, 4/15/2055 (d)	1,960	1,673
Benchmark Mortgage Trust
Series 2019-B11, Class C, 3.75%, 5/15/2052 (d)	1,679	1,274
Series 2019-B10, Class A4, 3.72%, 3/15/2062	1,485	1,362
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (b) (d)	3,075	2,988
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 6.36%, 6/15/2035 (b) (d)	1,200	1,139
BX Commercial Mortgage Trust
Series 2021-VINO, Class A, 5.76%, 5/15/2038 (b) (d)	2,480	2,403
Series 2021-XL2, Class A, 5.80%, 10/15/2038 (b) (d)	2,386	2,306
BX Trust
Series 2022-CLS, Class A, 5.76%, 10/13/2027 (b)	1,505	1,460
Series 2022-LBA6, Class A, 6.06%, 1/15/2039 (b) (d)	3,400	3,309
Series 2022-PSB, Class A, 7.51%, 8/15/2039 (b) (d)	2,858	2,850
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.09%, 2/28/2025 (b) (d)	4,000	3,615
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (d)	152	127
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (d)	95	74
Citigroup Commercial Mortgage Trust Series 2017-C4, Class A4, 3.47%, 10/12/2050	1,400	1,279
Commercial Mortgage Trust
Series 2015-CR26, Class D, 3.47%, 10/10/2048 (d)	200	128
Series 2015-PC1, Class C, 4.29%, 7/10/2050 (d)	1,046	910
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 6.34%, 5/15/2036 (b) (d)	3,791	3,752
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M2, 8.32%, 7/25/2041 (b) (d)	1,260	1,078
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.26%, 7/25/2023 (d)	18,847	—
Series K729, Class X1, IO, 0.34%, 10/25/2024 (d)	18,962	65
Series K739, Class X1, IO, 1.21%, 9/25/2027 (d)	18,158	714
Series K742, Class X1, IO, 0.78%, 3/25/2028 (d)	4,993	127
Series K127, Class X1, IO, 0.33%, 1/25/2031 (d)	65,843	1,266
Series K125, Class X1, IO, 0.58%, 1/25/2031 (d)	18,321	635
Series K128, Class X1, IO, 0.52%, 3/25/2031 (d)	13,897	438
Series K131, Class X3, IO, 2.95%, 9/25/2031 (d)	767	136
Series K723, Class X3, IO, 3.78%, 10/25/2034 (d)	9,269	57
Series K041, Class X3, IO, 1.64%, 11/25/2042 (d)	13,061	240
Series K047, Class X3, IO, 1.49%, 6/25/2043 (d)	18,000	480
Series K726, Class X3, IO, 2.15%, 7/25/2044 (d)	2,970	53
Series K067, Class X3, IO, 2.11%, 9/25/2044 (d)	15,993	1,164
Series K068, Class X3, IO, 2.06%, 10/25/2044 (d)	4,540	343
Series K070, Class X3, IO, 2.04%, 12/25/2044 (d)	2,152	161
Series K730, Class X3, IO, 2.03%, 2/25/2045 (d)	13,820	385
Series K072, Class X3, IO, 2.14%, 12/25/2045 (d)	3,940	315
Series K088, Class X3, IO, 2.35%, 2/25/2047 (d)	6,650	716
Series K737, Class X3, IO, 1.77%, 1/25/2048 (d)	3,150	171

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K121, Class X3, IO, 2.77%, 11/25/2048 (d)	5,100	785
Series K127, Class X3, IO, 2.65%, 3/25/2049 (d)	5,100	768
FNMA ACES Series 2019-M1, Class A2, 3.55%, 9/25/2028 (d)	1,057	1,023
FREMF Series 2018-KF46, Class B, 7.01%, 3/25/2028 (b) (d)	1,066	967
FREMF Mortgage Trust
Series 2017-KF29, Class B, 8.61%, 2/25/2024 (b) (d)	139	139
Series 2017-KF31, Class B, 7.96%, 4/25/2024 (b) (d)	302	300
Series 2017-KF36, Class B, 7.71%, 8/25/2024 (b) (d)	453	442
Series 2017-KF35, Class B, 7.81%, 8/25/2024 (b) (d)	508	498
Series 2018-KF45, Class B, 7.01%, 3/25/2025 (b) (d)	115	109
Series 2018-KF47, Class B, 7.06%, 5/25/2025 (b) (d)	101	98
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (b) (d)	1,500	1,414
Series 2018-KF48, Class B, 7.11%, 6/25/2028 (b) (d)	480	444
Series 2017-K726, Class C, 4.01%, 7/25/2049 (b) (d)	725	704
Series 2017-K729, Class B, 3.67%, 11/25/2049 (b) (d)	880	847
GNMA
Series 2012-89, IO, 0.14%, 12/16/2053 (d)	3,089	2
Series 2017-9, IO, 0.66%, 1/16/2057 (d)	3,381	119
Series 2017-23, IO, 0.61%, 5/16/2059 (d)	4,200	140
Series 2017-69, IO, 0.69%, 7/16/2059 (d)	2,829	104
Series 2019-104, IO, 1.03%, 5/16/2061 (d)	1,801	111
Series 2019-53, Class IA, IO, 0.77%, 6/16/2061 (d)	9,267	483
Series 2019-155, IO, 0.53%, 7/16/2061 (d)	9,887	417
Series 2020-89, Class IA, IO, 1.17%, 4/16/2062 (d)	8,529	654
Series 2020-136, IO, 1.01%, 8/16/2062 (d)	3,877	266
Series 2021-106, IO, 0.86%, 4/16/2063 (d)	20,442	1,378
Series 2021-133, IO, 0.88%, 7/16/2063 (d)	10,706	707
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.07%, 5/10/2050 (d)	190	167
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 7.30%, 10/15/2039 (b) (d)	875	872
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (d)	266	228
Series 2015-C31, Class C, 4.62%, 8/15/2048 (d)	124	108
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4, Class A5, 4.03%, 3/10/2052	1,015	938
JPMDB Commercial Mortgage Securities Trust Series 2018-C8, Class A3, 3.94%, 6/15/2051	1,200	1,135
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class C, 3.40%, 8/15/2049 (d)	276	205
Series 2016-JP4, Class C, 3.38%, 12/15/2049 (d)	152	124
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (d)	2,817	1,042
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class C, 5.06%, 2/15/2047 (d)	114	111
Series 2015-C24, Class C, 4.32%, 5/15/2048 (d)	190	162
Morgan Stanley Capital I Trust
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (d)	147	135
Series 2019-L2, Class C, 5.08%, 3/15/2052 (d)	978	763
Series 2021-L5, Class XA, IO, 1.29%, 5/15/2054 (d)	10,752	715
MRCD MARK Mortgage Trust Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	230	196
Multi-Family Connecticut Avenue Securities Trust Series 2020-01, Class M10, 8.89%, 3/25/2050 (b) (d)	4,450	4,187
TPGI Trust Series 2021-DGWD, Class A, 5.81%, 6/15/2026 (b) (d)	1,575	1,527

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (d)	837	799
Series 2019-1, Class A, 3.76%, 3/25/2049 (b) (d)	411	384
Series 2019-3, Class A, 3.03%, 10/25/2049 (b) (d)	873	825
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (b) (d)	789	694
Series 2021-1, Class A, 1.40%, 5/25/2051 (b) (d)	3,038	2,487
Series 2021-2, Class A, 1.52%, 8/25/2051 (b) (d)	1,200	1,002
Series 2021-4, Class A, 2.52%, 12/26/2051 (b) (d)	2,263	1,889
Series 2022-3, Class A, 5.22%, 6/25/2052 (b) (d)	972	939
Series 2022-4, Class A, 5.63%, 8/25/2052 (b) (d)	2,809	2,730
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class F, 5.10%, 10/15/2044 (b) (d)	1,283	124
Wells Fargo Commercial Mortgage Trust Series 2016-C37, Class A4, 3.53%, 12/15/2049	1,650	1,560
Total Commercial Mortgage-Backed Securities (Cost $98,778)		87,970
Foreign Government Securities — 6.6%
Czech Republic 1.95%, 7/30/2037	CZK74,410	2,464
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	900	907
5.30%, 1/21/2041 (b)	790	611
5.30%, 1/21/2041 (a)	500	387
Federal Republic of Nigeria
6.50%, 11/28/2027 (a)	770	650
7.38%, 9/28/2033 (b)	527	387
Hungary Government Bond 6.75%, 9/25/2052 (b)	639	644
Italian Republic Government Bond 0.88%, 5/6/2024	1,888	1,802
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	921	844
Lebanese Republic 6.38%, 3/9/2020 (k)	1,280	72
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN137,240	7,284
7.50%, 5/26/2033	MXN126,920	6,556
8.50%, 11/18/2038	MXN97,000	5,243
Notas do Tesouro Nacional 10.00%, 1/1/2027 (k)	BRL45,000	8,632
Oriental Republic of Uruguay 5.10%, 6/18/2050	135	133
Republic of Angola
8.00%, 11/26/2029 (a)	530	450
8.75%, 4/14/2032 (b)	561	470
Republic of Colombia
3.13%, 4/15/2031	1,000	742
5.20%, 5/15/2049	645	429
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	1,190	1,137
6.13%, 6/15/2033 (a)	651	563
6.88%, 10/17/2040 (b)	EUR1,880	1,460
Republic of Indonesia 7.00%, 2/15/2033	IDR71,620,000	4,986
Republic of Iraq 5.80%, 1/15/2028 (a)	1,169	1,080
Republic of North Macedonia 2.75%, 1/18/2025 (a)	EUR1,110	1,127
Republic of Paraguay
5.00%, 4/15/2026 (a)	446	438

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
4.95%, 4/28/2031 (b)	1,160	1,107
3.85%, 6/28/2033 (b)	208	178
5.60%, 3/13/2048 (a)	820	703
5.40%, 3/30/2050 (b)	470	393
Republic of Philippines 5.50%, 1/17/2048	258	267
Republic of Poland 7.50%, 7/25/2028	PLN21,654	5,450
Republic of Senegal 6.25%, 5/23/2033 (a)	424	336
Republic of Serbia
1.50%, 6/26/2029 (b)	EUR1,600	1,280
2.13%, 12/1/2030 (b)	1,010	757
Republic of South Africa
8.25%, 3/31/2032	ZAR47,680	1,942
8.88%, 2/28/2035	ZAR114,485	4,547
5.00%, 10/12/2046	2,560	1,625
5.75%, 9/30/2049	390	264
Romania Government Bond
4.63%, 4/3/2049 (b)	EUR997	791
7.63%, 1/17/2053 (b)	372	393
Sultanate of Oman Government Bond 6.25%, 1/25/2031 (a)	1,900	1,923
United Arab Emirates Government Bond
4.05%, 7/7/2032 (b)	777	762
4.00%, 7/28/2050 (b)	1,180	724
4.95%, 7/7/2052 (b)	537	530
United Mexican States
6.35%, 2/9/2035	628	661
3.77%, 5/24/2061	1,378	916
3.75%, 4/19/2071	1,815	1,189
Total Foreign Government Securities (Cost $83,326)		76,236
Collateralized Mortgage Obligations — 5.5%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	8	7
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	98	97
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	165	152
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	360	324
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	700	563
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 5.33%, 12/25/2046 (d)	906	763
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59%, 10/25/2049 (b) (d)	961	916
Series 2020-1, Class A1, 2.47%, 12/25/2059 (b) (d)	207	194
Series 2021-3, Class A1, 1.07%, 5/25/2066 (b) (d)	3,011	2,480
Series 2021-3, Class A2, 1.31%, 5/25/2066 (b) (d)	2,258	1,862
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	31	22
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.16%, 2/20/2036 (d)	148	139
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.17%, 2/25/2034 (d)	98	95
Citigroup Mortgage Loan Trust Series 2005-9, Class 2A2, 5.50%, 11/25/2035	1	1
COLT Trust Series 2021-RPL1, Class A1, 1.67%, 9/25/2061 (b) (d)	1,543	1,348
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.27%, 1/25/2043 (b) (d)	1,308	1,316

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	246	135
CSMC Trust Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (d)	1,661	1,597
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (b) (d)	749	708
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.87%, 4/25/2042 (b) (d)	580	578
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,452	51
Series 4086, Class AI, IO, 3.50%, 7/15/2027	515	21
Series 4120, Class UI, IO, 3.00%, 10/15/2027	455	20
Series 4216, Class MI, IO, 3.00%, 6/15/2028	256	12
Series 4178, Class BI, IO, 3.00%, 3/15/2033	676	59
Series 2936, Class AS, IF, IO, 0.99%, 2/15/2035 (d)	164	7
Series 4018, Class HI, IO, 4.50%, 3/15/2041	974	66
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	562	82
Series 4173, Class I, IO, 4.00%, 3/15/2043	1,750	289
Series 4305, Class SK, IF, IO, 1.49%, 2/15/2044 (d)	824	98
Series 4612, Class QI, IO, 3.50%, 5/15/2044	2,690	359
Series 4372, Class SY, IF, IO, 0.99%, 8/15/2044 (d)	2,709	256
Series 4687, Class SG, IF, IO, 1.04%, 1/15/2047 (d)	2,596	324
Series 4654, Class SK, IF, IO, 0.89%, 2/15/2047 (d)	3,945	446
Series 4681, Class SD, IF, IO, 1.04%, 5/15/2047 (d)	5,868	734
Series 4983, Class SY, IF, IO, 0.96%, 5/25/2050 (d)	6,052	704
Series 5023, Class MI, IO, 3.00%, 10/25/2050	4,051	709
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	661	26
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	609	23
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	12	—
Series 2003-130, Class NS, IF, IO, 1.86%, 1/25/2034 (d)	391	28
Series 2005-67, Class SI, IF, IO, 1.56%, 8/25/2035 (d)	297	11
Series 2005-69, Class AS, IF, IO, 1.56%, 8/25/2035 (d)	77	7
Series 2006-24, Class QS, IF, IO, 2.06%, 4/25/2036 (d)	278	20
Series 2010-68, Class SJ, IF, IO, 1.41%, 7/25/2040 (d)	260	24
Series 2016-30, Class SA, IF, IO, 0.86%, 5/25/2046 (d)	3,526	424
Series 2016-39, Class LS, IF, IO, 0.86%, 7/25/2046 (d)	2,484	333
Series 2016-74, Class GS, IF, IO, 0.86%, 10/25/2046 (d)	1,168	142
Series 2016-75, Class SC, IF, IO, 0.96%, 10/25/2046 (d)	31	3
Series 2017-6, Class SB, IF, IO, 0.91%, 2/25/2047 (d)	1,525	160
Series 2017-47, Class ST, IF, IO, 0.96%, 6/25/2047 (d)	4,050	515
Series 2019-42, Class SK, IF, IO, 0.91%, 8/25/2049 (d)	818	91
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (b) (d)	570	521
GCAT Trust
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060 (b) (i)	348	325
Series 2021-NQM2, Class A1, 1.04%, 5/25/2066 (b) (d)	2,665	2,200
Series 2021-NQM4, Class A1, 1.09%, 8/25/2066 (b) (d)	1,906	1,497
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	654
Series 2014-181, Class SL, IF, IO, 0.45%, 12/20/2044 (d)	1,684	164
Series 2015-110, Class MS, IF, IO, 0.56%, 8/20/2045 (d)	553	46
Series 2019-115, Class SD, IF, IO, 0.95%, 9/20/2049 (d)	493	50

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	15,423	2,035
Series 2021-78, Class IB, IO, 3.00%, 5/20/2051	5,033	710
Series 2021-107, Class XI, IO, 3.00%, 6/20/2051	5,561	764
Series 2021-117, Class ES, IF, IO, 1.15%, 7/20/2051 (d)	6,294	730
Series 2015-H13, Class GI, IO, 1.47%, 4/20/2065 (d)	1,016	22
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	417	318
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 5.66%, 6/25/2035 (d)	602	480
JPMorgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036	298	168
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035	229	143
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034	749	727
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (i)	850	840
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.30%, 9/25/2034 (d)	160	160
Series 2004-9, Class 1A, 5.34%, 11/25/2034 (d)	70	72
New Residential Mortgage Loan Trust
Series 2018-3A, Class A1C, 3.00%, 5/25/2058 (b) (d)	725	663
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (b) (d)	1,419	1,274
Series 2020-NQM1, Class A1, 2.46%, 1/26/2060 (b) (d)	572	522
OBX Trust Series 2023-NQM3, Class A1, 5.95%, 1/25/2063 (b) (i)	1,606	1,606
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 7.79%, 8/25/2025 (b) (d)	2,280	2,250
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (b) (i)	912	898
PRPM LLC
Series 2021-5, Class A2, 3.72%, 6/25/2026 (b) (i)	3,500	2,759
Series 2021-6, Class A1, 1.79%, 7/25/2026 (b) (i)	2,123	1,947
Series 2021-6, Class A2, 3.47%, 7/25/2026 (b) (i)	275	230
Series 2021-7, Class A1, 1.87%, 8/25/2026 (b) (i)	2,135	1,967
Series 2021-7, Class A2, 3.67%, 8/25/2026 (b) (i)	738	630
Series 2021-11, Class A2, 4.58%, 11/25/2026 (b) (i)	2,400	2,146
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (b) (d)	1,085	956
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036	23	19
Residential Asset Securitization Trust Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	211	146
SART Series 2017-1, 4.75%, 7/15/2024 ‡	396	387
Sequoia Mortgage Trust Series 2003-8, Class A1, 5.79%, 1/20/2034 (d)	175	164
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (b) (d)	50	47
TDA CAM 4 FTA (Spain) Series 4, Class A, 3.08%, 6/26/2039 (a) (d)	216	229
Verus Securitization Trust
Series 2023-4, Class A1, 5.81%, 5/25/2027 (b) (i)	2,120	2,105
Series 2019-4, Class A1, 2.64%, 11/25/2059 (b) (i)	511	489
Series 2019-INV3, Class A1, 2.69%, 11/25/2059 (b) (d)	1,113	1,068
Series 2020-1, Class A1, 2.42%, 1/25/2060 (b) (i)	127	119
Series 2021-6, Class A1, 1.63%, 10/25/2066 (b) (d)	2,379	1,980
Series 2022-4, Class A1, 4.47%, 4/25/2067 (b) (i)	366	352
Series 2023-2, Class A1, 6.19%, 3/25/2068 (b) (i)	2,167	2,177
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (d)	3,700	3,487
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	82	81
Total Collateralized Mortgage Obligations (Cost $70,867)		62,665

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 3.7%
Automobiles — 0.1%
Ford Motor Co. Zero Coupon, 3/15/2026	995	970
Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc. Zero Coupon, 3/15/2026	1,259	1,102
Entertainment — 0.2%
Live Nation Entertainment, Inc. 3.13%, 1/15/2029 (b)	960	1,002
Sea Ltd. (Singapore) 2.38%, 12/1/2025	730	744
		1,746
Financial Services — 0.1%
Block, Inc.
0.13%, 3/1/2025	340	314
Zero Coupon, 5/1/2026	927	766
0.25%, 11/1/2027	300	229
		1,309
Ground Transportation — 0.1%
Lyft, Inc. 1.50%, 5/15/2025	1,540	1,381
Health Care Equipment & Supplies — 0.1%
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025	970	872
Health Care Providers & Services — 0.0% ^
PetIQ, Inc. 4.00%, 6/1/2026	170	150
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel Trust 1.75%, 12/15/2026	1,265	1,068
Summit Hotel Properties, Inc. 1.50%, 2/15/2026	351	301
		1,369
Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc. Zero Coupon, 3/15/2026	2,300	1,992
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	1,223	1,010
Vail Resorts, Inc. Zero Coupon, 1/1/2026	686	616
		3,618
Interactive Media & Services — 0.2%
Eventbrite, Inc. 0.75%, 9/15/2026	670	524
Snap, Inc.
0.75%, 8/1/2026	295	262
Zero Coupon, 5/1/2027	479	346
0.13%, 3/1/2028	500	351
TripAdvisor, Inc. 0.25%, 4/1/2026	1,504	1,248
		2,731
IT Services — 0.2%
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	2,170	1,669
GDS Holdings Ltd. (China) 2.00%, 6/1/2025	1,010	992
		2,661
Leisure Products — 0.1%
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	455	538

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
Machinery — 0.1%
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	1,770	1,443
Media — 0.0% ^
DISH Network Corp. 2.38%, 3/15/2024	10	9
Passenger Airlines — 0.1%
JetBlue Airways Corp. 0.50%, 4/1/2026	952	741
Southwest Airlines Co. 1.25%, 5/1/2025	815	863
		1,604
Retail REITs — 0.1%
Kite Realty Group LP 0.75%, 4/1/2027 (b)	688	615
Semiconductors & Semiconductor Equipment — 0.6%
ams-OSRAM AG (Austria) 2.13%, 11/3/2027 (a)	600	424
Enphase Energy, Inc. Zero Coupon, 3/1/2028	1,965	1,889
Microchip Technology, Inc. 1.63%, 2/15/2027	320	678
ON Semiconductor Corp. Zero Coupon, 5/1/2027	1,932	3,192
Wolfspeed, Inc.
0.25%, 2/15/2028	609	438
1.88%, 12/1/2029 (b)	275	201
		6,822
Software — 1.1%
8x8, Inc. 0.50%, 2/1/2024	840	785
Alarm.com Holdings, Inc. Zero Coupon, 1/15/2026	1,465	1,249
Bentley Systems, Inc. 0.13%, 1/15/2026	1,185	1,174
Box, Inc. Zero Coupon, 1/15/2026	1,677	2,033
Confluent, Inc. Zero Coupon, 1/15/2027	148	119
Dropbox, Inc. Zero Coupon, 3/1/2028	2,198	1,973
Envestnet, Inc.
0.75%, 8/15/2025	210	189
2.63%, 12/1/2027 (b)	675	669
Everbridge, Inc. Zero Coupon, 3/15/2026	1,344	1,112
Nice Ltd. (Israel) Zero Coupon, 9/15/2025	2,494	2,374
RingCentral, Inc. Zero Coupon, 3/1/2025	1,035	946
		12,623
Specialty Retail — 0.1%
Guess?, Inc. 2.00%, 4/15/2024	395	394
Wayfair, Inc. 0.63%, 10/1/2025	990	812
		1,206
Total Convertible Bonds (Cost $48,512)		42,769
Mortgage-Backed Securities — 1.4%
FNMA UMBS, 30 Year Pool # MA4783, 4.00%, 10/1/2052	11,653	11,009
FNMA, Other Pool # BF0263, 3.50%, 5/1/2058	1,116	1,031
GNMA II, Single Family, 30 Year TBA, 5.50%, 6/15/2053 (j)	3,500	3,498
Total Mortgage-Backed Securities (Cost $15,638)		15,538

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — 0.8% (h) (l)
Aerospace & Defense — 0.1%
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.50%), 8.56%, 8/3/2029	919	893
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028	111	106
Building Products — 0.1%
Chamberlain Group LLC (The), 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.27%, 11/3/2028	716	677
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 8.15%, 3/19/2029	4	4
		681
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 6/21/2028	192	184
Construction & Engineering — 0.0% ^
Pike Corp., Delayed Draw Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 1/21/2028	132	130
Containers & Packaging — 0.1%
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.52%, 9/24/2028	1,009	987
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 9.16%, 9/15/2028	342	327
		1,314
Hotels, Restaurants & Leisure — 0.0% ^
IRB Holding Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 8.25%, 12/15/2027	323	313
IT Services — 0.0% ^
Ancestry.com, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.50%, 12/6/2027	192	177
Leisure Products — 0.1%
Hercules Achievement, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.00%), 10.27%, 12/15/2026	792	735
Media — 0.0% ^
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 9.56%, 1/18/2028	205	181
Personal Care Products — 0.1%
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 5/17/2028	928	858
Semiconductors & Semiconductor Equipment — 0.0% ^
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10% + 3.10%), 6.61%, 2/1/2029	392	372
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.49%, 2/1/2030	150	131
		503
Software — 0.1%
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.07%, 12/1/2027	627	610
Specialty Retail — 0.2%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.90%, 10/19/2027	186	183
Claire's Stores, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.75%, 12/18/2026 (m)	1,736	1,604
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.52%, 12/28/2027	437	409
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 9.65%, 12/22/2025	600	384
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 12.27%, 8/10/2023	337	184
		2,764
Total Loan Assignments (Cost $10,147)		9,449

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Supranational — 0.2%
Africa Finance Corp. (Supranational) 3.75%, 10/30/2029 (a)	1,130	925
European Union (Supranational) 0.10%, 10/4/2040 (a)	EUR2,990	1,875
Total Supranational (Cost $4,563)		2,800
	SHARES (000)
Convertible Preferred Stocks — 0.2%
Specialty Retail — 0.2%
Claire's Stores, Inc. ‡ * (Cost $226)	1	1,857
Common Stocks — 0.0% ^
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	6	—
Media — 0.0% ^
iHeartMedia, Inc., Class A *	13	30
Professional Services — 0.0% ^
NMG, Inc. ‡ *	—	30
Specialty Retail — 0.0% ^
Claire's Stores, Inc. ‡ *	1	304
Total Common Stocks (Cost $1,104)		364
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $—)	14	321
	SHARES (000)
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	298	242
Communications Equipment — 0.0% ^
Goodman Networks, Inc. ‡ *	7	—
Total Preferred Stocks (Cost $310)		242
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Independent Power and Renewable Electricity Producers — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ * (Cost $—) (n)	42	53

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 8.8%
Investment Companies — 8.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (o) (p) (Cost $100,901)	100,876	100,896
Total Investments — 97.9% (Cost $1,219,481)		1,125,150
Other Assets Less Liabilities — 2.1%		24,241
NET ASSETS — 100.0%		1,149,391

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $7,149 or 0.62% of the Fund’s net assets as of May 31, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Defaulted security.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	Value is zero.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	41	06/08/2023	EUR	5,962	96
Euro-Buxl 30 Year Bond	18	06/08/2023	EUR	2,666	51
Euro-Schatz	4	06/08/2023	EUR	452	4
U.S. Treasury 10 Year Ultra Note	224	09/20/2023	USD	26,989	136
U.S. Treasury 2 Year Note	293	09/29/2023	USD	60,301	(97)
U.S. Treasury 5 Year Note	772	09/29/2023	USD	84,190	(176)
					14
Short Contracts
Euro-Schatz	(273)	06/08/2023	EUR	(30,819)	(266)
U.S. Treasury 10 Year Note	(203)	09/20/2023	USD	(23,234)	(20)
U.S. Treasury 10 Year Ultra Note	(498)	09/20/2023	USD	(60,001)	(305)
U.S. Treasury Long Bond	(61)	09/20/2023	USD	(7,837)	(85)
U.S. Treasury Ultra Bond	(201)	09/20/2023	USD	(27,568)	(442)
Long Gilt	(5)	09/27/2023	GBP	(602)	(10)
U.S. Treasury 5 Year Note	(412)	09/29/2023	USD	(44,931)	93
					(1,035)
					(1,021)

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2023 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	54,864	USD	58,556	HSBC Bank, NA	6/5/2023	98
GBP	1,209	USD	1,494	Morgan Stanley	6/5/2023	10
USD	787	EUR	717	HSBC Bank, NA	6/5/2023	21
USD	62,957	EUR	57,229	Morgan Stanley	6/5/2023	1,774
USD	1,507	GBP	1,209	Morgan Stanley	6/5/2023	3
BRL	14,484	USD	2,827	Citibank, NA**	6/22/2023	19
GBP	501	USD	618	Citibank, NA	6/22/2023	6
GBP	13,573	USD	16,748	State Street Corp.	6/22/2023	144
KRW	11,669,988	USD	8,757	Citibank, NA**	6/22/2023	75
USD	2,290	AUD	3,420	BNP Paribas	6/22/2023	64
USD	2,421	BRL	12,016	Goldman Sachs International**	6/22/2023	60
USD	13,215	EUR	12,086	Barclays Bank plc	6/22/2023	280
USD	17,641	GBP	14,074	BNP Paribas	6/22/2023	127
USD	7,855	IDR	116,330,542	Goldman Sachs International**	6/22/2023	99
USD	4,795	PHP	267,910	Goldman Sachs International**	6/22/2023	40
USD	2,869	PLN	11,938	BNP Paribas	6/22/2023	53
USD	2,870	SGD	3,821	BNP Paribas	6/22/2023	43
USD	7,347	ZAR	142,203	Citibank, NA	6/22/2023	149
Total unrealized appreciation						3,065
EUR	2,166	USD	2,342	BNP Paribas	6/5/2023	(26)
EUR	150	USD	167	Morgan Stanley	6/5/2023	(6)
EUR	766	USD	847	State Street Corp.	6/5/2023	(28)
CZK	62,895	EUR	2,653	BNP Paribas	6/22/2023	(8)
EUR	123	USD	132	Merrill Lynch International	6/22/2023	— (a)
INR	475,874	USD	5,778	Merrill Lynch International**	6/22/2023	(28)
JPY	1,486,879	USD	11,095	TD Bank Financial Group	6/22/2023	(390)
THB	99,855	EUR	2,694	Citibank, NA	6/22/2023	(7)
THB	205,892	USD	6,078	HSBC Bank, NA	6/22/2023	(150)
USD	2,844	AUD	4,394	Citibank, NA	6/22/2023	(16)
USD	3,009	COP	13,863,067	BNP Paribas**	6/22/2023	(89)
USD	20,054	MXN	356,341	Barclays Bank plc	6/22/2023	(2)
CNY	22,226	USD	3,204	Citibank, NA**	6/26/2023	(69)
USD	58,662	EUR	54,864	HSBC Bank, NA	7/5/2023	(98)
USD	1,495	GBP	1,209	Morgan Stanley	7/5/2023	(10)
Total unrealized depreciation						(927)
Net unrealized appreciation						2,138

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
MXN	Mexican Peso
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD68,451	—	(1,424)	(1,424)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD71,245	(269)	(1,213)	(1,482)
						(269)	(2,637)	(2,906)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2023 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECIEVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
1 day CDI at termination	11.91 At Termination	Pay	1/2/2025	BRL38,486	—	(74)
6 month WIBOR Semi-Annual	5.83 semi-annually	Receive	12/23/2032	PLN15,188	—	(102)
1 week CNY NDIRS Quarterly	3.04 quarterly	Receive	9/20/2028	CNY125,451	—	(427)
1 day CDI at termination	11.92 At Termination	Pay	1/2/2025	BRL39,280	—	(17)
					—	(620)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
CNY	China Yuan
NDIRS	Non-Deliverable Interest Rate Swap
PLN	Polish Zloty
WIBOR	Warsaw Interbank Offered Rate

(a)	Value of floating rate index at May 31, 2023 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.55%
1 week CNY NDIRS	2.10
6 month WIBOR	6.95

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with foreign equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$293,500	$899	$294,399
Collateralized Mortgage Obligations	—	58,791	3,874	62,665
Commercial Mortgage-Backed Securities	—	82,030	5,940	87,970
Common Stocks
Communications Equipment	—	—	— (a)	— (a)
Media	30	—	—	30
Professional Services	—	—	30	30
Specialty Retail	—	—	304	304
Total Common Stocks	30	—	334	364
Convertible Bonds	—	42,769	—	42,769
Convertible Preferred Stocks	—	—	1,857	1,857
Corporate Bonds	—	429,591	—	429,591
Foreign Government Securities	—	76,236	—	76,236
Loan Assignments	—	9,449	—	9,449
Mortgage-Backed Securities	—	15,538	—	15,538
Preferred Stocks	—	—	242	242
Rights	—	—	53	53
Supranational	—	2,800	—	2,800
Warrants	—	—	321	321
Short-Term Investments
Investment Companies	100,896	—	—	100,896
Total Investments in Securities	$100,926	$1,010,704	$13,520	$1,125,150
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,065	$—	$3,065
Futures Contracts	380	—	—	380
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(927)	—	(927)
Futures Contracts	(1,401)	—	—	(1,401)
Swaps	—	(3,257)	—	(3,257)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,021)	$(1,119)	$—	$(2,140)

(a)	Amount rounds to less than one thousand.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$—	$—	$21	$—	$—	$(216)	$1,094	$—	$899
Collateralized Mortgage Obligations	3,961	—	22	— (a)	—	(109)	—	—	3,874
Commercial Mortgage-Backed Securities	5,985	—	(45)	—	—	—	—	—	5,940
Common Stocks	364	—	(30)	—	—	—	—	—	334
Convertible Preferred Stocks	1,798	—	59	—	—	—	—	—	1,857
Preferred Stocks	267	—	(25)	—	—	—	—	—	242
Rights	53	—	—	—	—	—	—	—	53
Warrants	428	—	(107)	—	—	—	—	—	321
Total	$12,856	$—	$(105)	$— (a)	$—	$(325)	$1,094	$—	$13,520

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(106).
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$899	Discounted Cash Flow	Constant Prepayment Rate	30.00% (30.00%)
			Yield (Discount Rate of Cash Flows)	5.87% (5.87%)
Asset-Backed Securities	899
	3,487	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.69% (11.69%)

Collateralized Mortgage Obligations	3,487
	0 (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	0
	0 (b )	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Common Stocks	0
Total	$4,386

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31, 2023, the value of these investments was $9,134. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.12% (a) (b)	$117,344	$196,370	$212,797	$(21)	$— (c)	$100,896	100,876	$1,071	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps

JPMorgan Unconstrained Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.